UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22431

RiverPark Funds Trust

(Exact name of registrant as specified in charter)

156 West 56th Street, 17th Floor

New York, NY 10019

(Address of principal executive offices) (Zip code)

Morty Schaja

156 West 56th Street, 17th Floor

New York, NY 10019

(Name and address of agent for service)

With a copy to:

Thomas R. Westle

Blank Rome LLP

1271 Avenue of the Americas

New York, NY 10020

Registrant’s telephone number, including area code: 212-484-2100

Date of fiscal year end: September 30, 2025

Date of reporting period: September 30, 2025

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”), as amended (17 CFR § 270.30e-1), is attached hereto.

RiverPark Funds Trust

RiverPark Large Growth Fund

Retail Class Shares - RPXFX

Annual Shareholder Report: September 30, 2025

This annual shareholder report contains important information about Retail Class Shares of the RiverPark Large Growth Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://riverparkfunds.com/large-growth-fund. You can also request this information by contacting us at 888-564-4517.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverPark Large Growth Fund, Retail Class Shares	$136	1.25%

How did the Fund perform in the last year?

For the fiscal year ended September 30, 2025, the Retail Share Class of the Fund returned 17.18%. The Fund’s primary benchmark, the Russell 1000 Growth Index (USD) (TR), returned 25.53%. In addition, the Fund’s regulatory benchmark, the S&P 500 Index (USD) (TR), returned 17.60%.

Investment results for the fiscal year were not uniform across quarters. The Retail Class Shares gained 5.04% for the December quarter, lost 7.29% for the March quarter, gained 14.96% for the June quarter, and gained 4.67% in the September quarter.

The Fund’s investment results were not uniform across sectors. The Fund’s best performing sectors during the period were Information Technology, Communication Services and Financials. The Fund’s worst performing sectors were Health Care and Consumer Staples. The Fund’s best performing individual positions were NVIDIA Corp, Shopify Inc, Alphabet Inc, Netflix Inc, and Microsoft Corp. The Fund’s worst performers were UnitedHealth Group Inc, Adobe Inc, Illumina Inc, Eli Lilly & Co, and Zoetis Inc.

The RiverPark Large Growth Fund seeks to make investments in securities of large capitalization companies, which it defines as those in excess of $5 billion. The Fund invests in what it believes are exciting growth businesses with significant long-term growth potential, but patiently waits for opportunities to purchase these companies at attractive prices. RiverPark believes the style is best described as a “value orientation toward growth.” RiverPark believes that the current market environment provides it with an opportunity to own a diversified portfolio of growth stocks at attractive valuations.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

	RiverPark Large Growth Fund, Retail Class Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 1000 Growth Index (USD) (TR)Footnote Reference*
Sep/15	$10,000	$10,000	$10,000
Sep/16	$11,036	$11,543	$11,376
Sep/17	$13,591	$13,691	$13,872
Sep/18	$16,628	$16,143	$17,520
Sep/19	$16,944	$16,830	$18,169
Sep/20	$23,787	$19,380	$24,989
Sep/21	$31,572	$25,194	$31,815
Sep/22	$15,963	$21,296	$24,628
Sep/23	$20,639	$25,900	$31,455
Sep/24	$28,747	$35,315	$44,726
Sep/25	$33,687	$41,530	$56,146

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.Call 888-564-4517 or visit https://riverparkfunds.com/large-growth-fund for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
RiverPark Large Growth Fund, Retail Class Shares	17.18%	7.21%	12.91%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Russell 1000 Growth Index (USD) (TR)Footnote Reference*	25.53%	17.58%	18.83%

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$51,337	37	$294	19%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Consumer Staples	3.0%
Industrials	3.8%
Health Care	9.1%
Consumer Discretionary	12.0%
Financials	12.7%
Communication Services	19.4%
Information Technology	36.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	6.8%
Microsoft	6.5%
Apple	6.3%
Amazon.com	5.4%
Meta Platforms, Cl A	5.1%
Eli Lilly	4.2%
Netflix	3.6%
Shopify, Cl A	3.4%
Uber Technologies	2.9%
Alphabet, Cl C	2.8%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-564-4517

  https://www.riverparkfunds.com/how-to-invest

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-564-4517 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

RiverPark Funds Trust

RiverPark Large Growth Fund / Retail Class Shares - RPXFX

Annual Shareholder Report: September 30, 2025

RPXFX-AR-2025

RiverPark Funds Trust

RiverPark Large Growth Fund

Institutional Class Shares - RPXIX

Annual Shareholder Report: September 30, 2025

This annual shareholder report contains important information about Institutional Class Shares of the RiverPark Large Growth Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://riverparkfunds.com/large-growth-fund. You can also request this information by contacting us at 888-564-4517.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverPark Large Growth Fund, Institutional Class Shares	$109	1.00%

How did the Fund perform in the last year?

For the fiscal year ended September 30, 2025, the Institutional Share Class of the Fund returned 17.47%. The Fund’s primary benchmark, the Russell 1000 Growth Index (USD) (TR), returned 25.53%. In addition, the Fund’s regulatory benchmark, the S&P 500 Index (USD) (TR), returned 17.60%.

Investment results for the fiscal year were not uniform across quarters. The Institutional Class Shares gained 5.11% for the December quarter, lost 7.21% for the March quarter, gained 15.01% for the June quarter, and gained 4.73% in the September quarter.

The Fund’s investment results were not uniform across sectors. The Fund’s best performing sectors during the period were Information Technology, Communication Services and Financials. The Fund’s worst performing sectors were Health Care and Consumer Staples. The Fund’s best performing individual positions were NVIDIA Corp, Shopify Inc, Alphabet Inc, Netflix Inc, and Microsoft Corp. The Fund’s worst performers were UnitedHealth Group Inc, Adobe Inc, Illumina Inc, Eli Lilly & Co, and Zoetis Inc.

The RiverPark Large Growth Fund seeks to make investments in securities of large capitalization companies, which it defines as those in excess of $5 billion. The Fund invests in what it believes are exciting growth businesses with significant long-term growth potential, but patiently waits for opportunities to purchase these companies at attractive prices. RiverPark believes the style is best described as a “value orientation toward growth.” RiverPark believes that the current market environment provides it with an opportunity to own a diversified portfolio of growth stocks at attractive valuations.

How did the Fund perform during the last 10 years?

Total Return Based on $50,000 Investment

	RiverPark Large Growth Fund, Institutional Class Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 1000 Growth Index (USD) (TR)Footnote Reference*
Sep/15	$50,000	$50,000	$50,000
Sep/16	$55,291	$57,715	$56,880
Sep/17	$68,267	$68,456	$69,360
Sep/18	$83,752	$80,716	$87,599
Sep/19	$85,580	$84,150	$90,846
Sep/20	$120,481	$96,898	$124,943
Sep/21	$160,406	$125,972	$159,074
Sep/22	$81,327	$106,482	$123,140
Sep/23	$105,428	$129,500	$157,276
Sep/24	$147,199	$176,575	$223,630
Sep/25	$172,921	$207,648	$280,729

The line graph represents historical performance of a hypothetical investment of $50,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.Call 888-564-4517 or visit https://riverparkfunds.com/large-growth-fund for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
RiverPark Large Growth Fund, Institutional Class Shares	17.47%	7.49%	13.21%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Russell 1000 Growth Index (USD) (TR)Footnote Reference*	25.53%	17.58%	18.83%

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$51,337	37	$294	19%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Consumer Staples	3.0%
Industrials	3.8%
Health Care	9.1%
Consumer Discretionary	12.0%
Financials	12.7%
Communication Services	19.4%
Information Technology	36.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	6.8%
Microsoft	6.5%
Apple	6.3%
Amazon.com	5.4%
Meta Platforms, Cl A	5.1%
Eli Lilly	4.2%
Netflix	3.6%
Shopify, Cl A	3.4%
Uber Technologies	2.9%
Alphabet, Cl C	2.8%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-564-4517

  https://www.riverparkfunds.com/how-to-invest

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-564-4517 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

RiverPark Funds Trust

RiverPark Large Growth Fund / Institutional Class Shares - RPXIX

Annual Shareholder Report: September 30, 2025

RPXIX-AR-2025

RiverPark Funds Trust

Wedgewood Fund

Retail Class Shares - RWGFX

Annual Shareholder Report: September 30, 2025

This annual shareholder report contains important information about Retail Class Shares of the Wedgewood Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://riverparkfunds.com/wedgewood-fund. You can also request this information by contacting us at 888-564-4517.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wedgewood Fund, Retail Class Shares	$133	1.25%

How did the Fund perform in the last year?

For the fiscal year ended September 30, 2025, the Retail Share Class of the Fund returned 12.67%. The Fund’s primary benchmark, the Russell 1000 Growth Index (USD) (TR), returned 25.53%. In addition, the Fund’s regulatory benchmark, the S&P 500 Index (USD) (TR), returned 17.60%.

Investment results for the fiscal year were not uniform across quarters. The Retail Class Shares gained 6.21% for the December quarter, lost 6.52% for the March quarter, gained 7.21% for the June quarter, and gained 5.86% in the September quarter.

The Fund’s investment results were not uniform across sectors. The Fund’s best performing sectors during the period were Communication Services, Information Technology, and Consumer Discretionary. The Fund’s worst performing sectors were Health Care and Financials. The Fund’s best performing individual positions were Taiwan Semiconductor Manufacturing Co Ltd, Alphabet Inc, Meta Platforms Inc, Texas Pacific Land Corp, and Visa Inc. The Fund’s worst performers were UnitedHealth Group Inc, CDW Corp, Paypal Holdings Inc, Old Dominion Freight Line Inc, and Copart Inc.

The Wedgewood Fund seeks to make investments in about 19-21 companies, with market capitalizations in excess of $5 billion, which it believes have above-average growth prospects. The Fund invests in businesses that the portfolio manager believes are market leaders with a long-term sustainable competitive advantage. While the Fund invests in growth it believes that valuation is the key to generating attractive returns over the long-term. Unlike most growth investors, the Fund is not a momentum investor but rather a contrarian growth investor.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

	Wedgewood Fund, Retail Class Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 1000 Growth Index (USD) (TR)Footnote Reference*
Sep/15	$10,000	$10,000	$10,000
Sep/16	$10,413	$11,543	$11,376
Sep/17	$11,727	$13,691	$13,872
Sep/18	$14,350	$16,143	$17,520
Sep/19	$14,686	$16,830	$18,169
Sep/20	$18,759	$19,380	$24,989
Sep/21	$25,262	$25,194	$31,815
Sep/22	$19,573	$21,296	$24,628
Sep/23	$23,747	$25,900	$31,455
Sep/24	$32,344	$35,315	$44,726
Sep/25	$36,442	$41,530	$56,146

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.Call 888-564-4517 or visit https://riverparkfunds.com/wedgewood-fund for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Wedgewood Fund, Retail Class Shares	12.67%	14.20%	13.80%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Russell 1000 Growth Index (USD) (TR)Footnote Reference*	25.53%	17.58%	18.83%

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$30,901	19	$174	23%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Health Care	5.8%
Industrials	10.6%
Financials	13.5%
Consumer Discretionary	15.3%
Communication Services	17.2%
Information Technology	31.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing ADR	9.1%
Meta Platforms, Cl A	8.8%
Alphabet, Cl A	8.4%
Apple	7.2%
Microsoft	7.1%
PayPal Holdings	5.6%
Booking Holdings	5.0%
Visa, Cl A	5.0%
Tractor Supply	4.9%
Motorola Solutions	4.6%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-564-4517

  https://www.riverparkfunds.com/how-to-invest

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-564-4517 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

RiverPark Funds Trust

Wedgewood Fund / Retail Class Shares - RWGFX

Annual Shareholder Report: September 30, 2025

RWGFX-AR-2025

RiverPark Funds Trust

Wedgewood Fund

Institutional Class Shares - RWGIX

Annual Shareholder Report: September 30, 2025

This annual shareholder report contains important information about Institutional Class Shares of the Wedgewood Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://riverparkfunds.com/wedgewood-fund. You can also request this information by contacting us at 888-564-4517.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wedgewood Fund, Institutional Class Shares	$107	1.00%

How did the Fund perform in the last year?

For the fiscal year ended September 30, 2025, the Institutional Share Class of the Fund returned 13.12%. The Fund’s primary benchmark, the Russell 1000 Growth Index (USD) (TR), returned 25.53%. In addition, the Fund’s regulatory benchmark, the S&P 500 Index (USD) (TR), returned 17.60%.

Investment results for the fiscal year were not uniform across quarters. The Institutional Class Shares gained 6.24% for the December quarter, lost 6.29% for the March quarter, gained 7.32% for the June quarter, and gained 5.87% in the September quarter.

The Fund’s investment results were not uniform across sectors. The Fund’s best performing sectors during the period were Communication Services, Information Technology, and Consumer Discretionary. The Fund’s worst performing sectors were Health Care and Financials. The Fund’s best performing individual positions were Taiwan Semiconductor Manufacturing Co Ltd, Alphabet Inc, Meta Platforms Inc, Texas Pacific Land Corp, and Visa Inc. The Fund’s worst performers were UnitedHealth Group Inc, CDW Corp, Paypal Holdings Inc, Old Dominion Freight Line Inc, and Copart Inc.

The Wedgewood Fund seeks to make investments in about 19-21 companies, with market capitalizations in excess of $5 billion, which it believes have above-average growth prospects. The Fund invests in businesses that the portfolio manager believes are market leaders with a long-term sustainable competitive advantage. While the Fund invests in growth it believes that valuation is the key to generating attractive returns over the long-term. Unlike most growth investors, the Fund is not a momentum investor but rather a contrarian growth investor.

How did the Fund perform during the last 10 years?

Total Return Based on $50,000 Investment

	Wedgewood Fund, Institutional Class Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 1000 Growth Index (USD) (TR)Footnote Reference*
Sep/15	$50,000	$50,000	$50,000
Sep/16	$51,938	$57,715	$56,880
Sep/17	$58,613	$68,456	$69,360
Sep/18	$71,913	$80,716	$87,599
Sep/19	$73,803	$84,150	$90,846
Sep/20	$94,569	$96,898	$124,943
Sep/21	$127,603	$125,972	$159,074
Sep/22	$99,081	$106,482	$123,140
Sep/23	$120,608	$129,500	$157,276
Sep/24	$164,582	$176,575	$223,630
Sep/25	$186,183	$207,648	$280,729

The line graph represents historical performance of a hypothetical investment of $50,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.Call 888-564-4517 or visit https://riverparkfunds.com/wedgewood-fund for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Wedgewood Fund, Institutional Class Shares	13.12%	14.51%	14.05%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Russell 1000 Growth Index (USD) (TR)Footnote Reference*	25.53%	17.58%	18.83%

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$30,901	19	$174	23%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Health Care	5.8%
Industrials	10.6%
Financials	13.5%
Consumer Discretionary	15.3%
Communication Services	17.2%
Information Technology	31.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing ADR	9.1%
Meta Platforms, Cl A	8.8%
Alphabet, Cl A	8.4%
Apple	7.2%
Microsoft	7.1%
PayPal Holdings	5.6%
Booking Holdings	5.0%
Visa, Cl A	5.0%
Tractor Supply	4.9%
Motorola Solutions	4.6%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-564-4517

  https://www.riverparkfunds.com/how-to-invest

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-564-4517 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

RiverPark Funds Trust

Wedgewood Fund / Institutional Class Shares - RWGIX

Annual Shareholder Report: September 30, 2025

RWGIX-AR-2025

RiverPark Funds Trust

RiverPark Short Term High Yield Fund

Retail Class Shares - RPHYX

Annual Shareholder Report: September 30, 2025

This annual shareholder report contains important information about Retail Class Shares of the RiverPark Short Term High Yield Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://riverparkfunds.com/short-term-high-yield-fund. You can also request this information by contacting us at 888-564-4517.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverPark Short Term High Yield Fund, Retail Class Shares	$127	1.24%

How did the Fund perform in the last year?

For the fiscal year ended September 30, 2025, the Retail Share Class of the Fund returned 4.48%. The Fund’s primary benchmark, the ICE BofA 1-3 Yr. U.S. Corporate Index (USD), returned 4.85%. In addition, the Fund’s regulatory benchmark, the Bloomberg U.S. Aggregate Bond Index (TR) (USD), returned 2.88%.

Investment results for the fiscal year were fairly uniform across quarters. The Retail Class Shares gained 1.18% for the December quarter, 0.99% for the March quarter, 1.16% for the June quarter and 1.08% in the September quarter.

The Fund realized positive contributions from all five of its investment categories. The Fund realized a contribution to its performance of 1.97% in the Short-Term Maturities Category, 2.05% in Redeemed Debt, 0.34% in Strategic Recap, 0.77% in Event-Driven, and 0.28% in Cushion Bonds.

The Fund continues to strive for an attractive yield while maintaining a weighted average expected effective maturity of less than one year. As of September 30, 2025, 57% of the Fund’s invested portfolio is expected to mature or be repaid within 90 days, while 95% of the Fund’s invested portfolio is expected to mature or be repaid within 12 months. As of the same date, approximately 64% of the invested portfolio is expected to be repaid as the result of a corporate event (redemption or early retirement due to an acquisition or recapitalization).

The RiverPark Short Term High Yield Fund focuses on short-term high yield securities which, the portfolio manager believes, have credit ratings that do not accurately reflect the company’s ability to meet its short-term credit obligations. The RiverPark Short Term High Yield Fund seeks to make investments in fixed income securities of companies that have announced or, in the portfolio manager’s opinion, is likely to announce a funding event, reorganization or other corporate event that they believe will have a positive impact on a company’s ability to repay their debt. Additionally, the Fund will invest in securities in which it perceives there is low near-term risk of default.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

	RiverPark Short Term High Yield Fund, Retail Class Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	ICE BofA 1-3 Year U.S. Corporate Index (USD)	ICE BofA 0-3 Year U.S. High Yield Excluding Financial Index	ICE BofA 1-Year U.S. Treasury Note Index (USD)
Sep/15	$10,000	$10,000	$10,000	$10,000	$10,000
Sep/16	$10,281	$10,519	$10,248	$11,085	$10,054
Sep/17	$10,519	$10,527	$10,423	$11,972	$10,115
Sep/18	$10,786	$10,399	$10,505	$12,558	$10,224
Sep/19	$11,062	$11,470	$11,067	$12,988	$10,544
Sep/20	$11,174	$12,271	$11,544	$12,958	$10,793
Sep/21	$11,392	$12,161	$11,692	$14,364	$10,811
Sep/22	$11,570	$10,385	$11,004	$13,739	$10,601
Sep/23	$12,211	$10,452	$11,436	$15,062	$10,990
Sep/24	$12,940	$11,661	$12,393	$16,842	$11,636
Sep/25	$13,520	$11,998	$12,994	$18,162	$12,084

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.Call 888-564-4517 or visit https://riverparkfunds.com/short-term-high-yield-fund for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
RiverPark Short Term High Yield Fund, Retail Class Shares	4.48%	3.88%	3.06%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	2.88%	-0.45%	1.84%
ICE BofA 1-3 Year U.S. Corporate Index (USD)	4.85%	2.39%	2.65%
ICE BofA 0-3 Year U.S. High Yield Excluding Financial Index	7.83%	6.98%	6.15%
ICE BofA 1-Year U.S. Treasury Note Index (USD)	3.85%	2.28%	1.91%

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$741,531	63	$4,907	438%

What did the Fund invest in?

Asset Weightings by Investment TypeFootnote Reference*

Value	Value
Forward Foreign Currency Contracts	0.0%
Common Stock	0.0%
Special Purpose Acquisition Companies	0.5%
Bank Loan Obligations	5.6%
Preferred Stock	7.3%
Convertible Bonds	13.6%
Corporate Obligations	70.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
American National Group, H15T5Y + 6.297%	9.977%	—	6.7%
Five Point Operating	10.500%	01/15/28	6.0%
USA Compression Partners	6.875%	09/01/27	4.3%
Consolidated Communications	5.000%	10/01/28	4.1%
Citizens Financial Group, H15T5Y + 5.313%	5.650%	10/06/73	3.8%
AMN Healthcare Services	4.625%	10/01/27	3.6%
Under Armour	3.250%	06/15/26	3.3%
Golar LNG	7.000%	10/20/25	3.1%
Q2 Holdings	0.125%	11/15/25	2.6%
Live Nation Entertainment	5.625%	03/15/26	2.5%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-564-4517

  https://www.riverparkfunds.com/how-to-invest

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-564-4517 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

RiverPark Funds Trust

RiverPark Short Term High Yield Fund / Retail Class Shares - RPHYX

Annual Shareholder Report: September 30, 2025

RPHYX-AR-2025

RiverPark Funds Trust

RiverPark Short Term High Yield Fund

Institutional Class Shares - RPHIX

Annual Shareholder Report: September 30, 2025

This annual shareholder report contains important information about Institutional Class Shares of the RiverPark Short Term High Yield Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://riverparkfunds.com/short-term-high-yield-fund. You can also request this information by contacting us at 888-564-4517.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverPark Short Term High Yield Fund, Institutional Class Shares	$98	0.96%

How did the Fund perform in the last year?

For the fiscal year ended September 30, 2025, the Institutional Share Class of the Fund returned 4.82%. The Fund’s primary benchmark, the ICE BofA 1-3 Yr. U.S. Corporate Index (USD), returned 4.85%. In addition, the Fund’s regulatory benchmark, the Bloomberg U.S. Aggregate Bond Index (USD) (TR), returned 2.88%.

Investment results for the fiscal year were fairly uniform across quarters. The Institutional Class Shares gained 1.23% for the December quarter, 1.04% for the March quarter, 1.32% for the June quarter and 1.14% in the September quarter.

The Fund realized positive contributions from all five of its investment categories. The Fund realized a contribution to its performance of 1.97% in the Short-Term Maturities Category, 2.05% in Redeemed Debt, 0.34% in Strategic Recap, 0.77% in Event-Driven, and 0.28% in Cushion Bonds.

The Fund continues to strive for an attractive yield while maintaining a weighted average expected effective maturity of less than one year. As of September 30, 2025, 57% of the Fund’s invested portfolio is expected to mature or be repaid within 90 days, while 95% of the Fund’s invested portfolio is expected to mature or be repaid within 12 months. As of the same date, approximately 64% of the invested portfolio is expected to be repaid as the result of a corporate event (redemption or early retirement due to an acquisition or recapitalization).

The RiverPark Short Term High Yield Fund focuses on short-term high yield securities which, the portfolio manager believes, have credit ratings that do not accurately reflect the company’s ability to meet its short-term credit obligations. The RiverPark Short Term High Yield Fund seeks to make investments in fixed income securities of companies that have announced or, in the portfolio manager’s opinion, is likely to announce a funding event, reorganization or other corporate event that they believe will have a positive impact on a company’s ability to repay their debt. Additionally, the Fund will invest in securities in which it perceives there is low near-term risk of default.

How did the Fund perform during the last 10 years?

Total Return Based on $50,000 Investment

	RiverPark Short Term High Yield Fund, Institutional Class Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	ICE BofA 1-3 Year U.S. Corporate Index (USD)	ICE BofA 0-3 Year U.S. High Yield Excluding Financial Index	ICE BofA 1-Year U.S. Treasury Note Index (USD)
Sep/15	$50,000	$50,000	$50,000	$50,000	$50,000
Sep/16	$51,526	$52,596	$51,239	$55,423	$50,271
Sep/17	$52,904	$52,634	$52,115	$59,858	$50,573
Sep/18	$54,381	$51,994	$52,526	$62,789	$51,119
Sep/19	$55,911	$57,348	$55,337	$64,938	$52,720
Sep/20	$56,616	$61,353	$57,721	$64,791	$53,967
Sep/21	$57,857	$60,804	$58,461	$71,819	$54,056
Sep/22	$58,911	$51,927	$55,019	$68,697	$53,004
Sep/23	$62,317	$52,262	$57,182	$75,311	$54,952
Sep/24	$66,246	$58,307	$61,966	$84,211	$58,180
Sep/25	$69,437	$59,989	$64,970	$90,808	$60,420

The line graph represents historical performance of a hypothetical investment of $50,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.Call 888-564-4517 or visit https://riverparkfunds.com/short-term-high-yield-fund for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
RiverPark Short Term High Yield Fund, Institutional Class Shares	4.82%	4.17%	3.34%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	2.88%	-0.45%	1.84%
ICE BofA 1-3 Year U.S. Corporate Index (USD)	4.85%	2.39%	2.65%
ICE BofA 0-3 Year U.S. High Yield Excluding Financial Index	7.83%	6.98%	6.15%
ICE BofA 1-Year U.S. Treasury Note Index (USD)	3.85%	2.28%	1.91%

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$741,531	63	$4,907	438%

What did the Fund invest in?

Asset Weightings by Investment TypeFootnote Reference*

Value	Value
Forward Foreign Currency Contracts	0.0%
Common Stock	0.0%
Special Purpose Acquisition Companies	0.5%
Bank Loan Obligations	5.6%
Preferred Stock	7.3%
Convertible Bonds	13.6%
Corporate Obligations	70.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
American National Group, H15T5Y + 6.297%	9.977%	—	6.7%
Five Point Operating	10.500%	01/15/28	6.0%
USA Compression Partners	6.875%	09/01/27	4.3%
Consolidated Communications	5.000%	10/01/28	4.1%
Citizens Financial Group, H15T5Y + 5.313%	5.650%	10/06/73	3.8%
AMN Healthcare Services	4.625%	10/01/27	3.6%
Under Armour	3.250%	06/15/26	3.3%
Golar LNG	7.000%	10/20/25	3.1%
Q2 Holdings	0.125%	11/15/25	2.6%
Live Nation Entertainment	5.625%	03/15/26	2.5%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-564-4517

  https://www.riverparkfunds.com/how-to-invest

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-564-4517 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

RiverPark Funds Trust

RiverPark Short Term High Yield Fund / Institutional Class Shares - RPHIX

Annual Shareholder Report: September 30, 2025

RPHIX-AR-2025

RiverPark Funds Trust

RiverPark Long/Short Opportunity Fund

Retail Class Shares - RLSFX

Annual Shareholder Report: September 30, 2025

This annual shareholder report contains important information about Retail Class Shares of the RiverPark Long/Short Opportunity Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://riverparkfunds.com/longshort-opportunity-fund. You can also request this information by contacting us at 888-564-4517.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverPark Long/Short Opportunity Fund, Retail Class Shares	$213	2.00%

How did the Fund perform in the last year?

For the fiscal year ended September 30, 2025, the Retail Share Class of the Fund returned 12.92%. The Fund’s regulatory benchmark, the S&P 500 Index (USD) (TR), returned 17.60%. The Fund’s secondary benchmark, the Morningstar Long/Short Equity Category, returned 9.22%.

The average gross and net month-end exposures of the Fund for the fiscal year were 113% and 73% (long 93%, short 20%), respectively. The Fund’s long positions contributed approximately 18% for the fiscal year, as compared to the performance of the S&P 500 Index (USD) (TR), which gained 17.60%. The Fund’s short positions detracted approximately 3% for the fiscal year.

Investment results for the fiscal year were not uniform across quarters. The Retail Class Shares gained 4.26% for the December quarter, lost 5.80% for the March quarter, gained 10.34% for the June quarter, and gained 4.20% in the September quarter.

The Fund’s investment results were not uniform across sectors. The Fund’s best performing sectors during the period were Information Technology, Communication Services, and Financials. The Fund’s worst performing sectors were Health Care, Consumer Discretionary, and Consumer Staples. The Fund’s best performing individual positions were NVIDIA Corp, Shopify Inc, Alphabet Inc, Netflix Inc, and Microsoft Corp. The Fund’s worst performers were UnitedHealth Group Inc, DoorDash Inc, Invesco QQQ Trust Series 1, Adobe Inc, and iShares MSCI Eurozone ETF.

Derivatives, which were used for the Fund’s short positions and to leverage the long positions, detracted approximately 1.00% from the Fund’s performance.

The RiverPark Long/Short Opportunity Fund seeks long-term capital appreciation while managing downside volatility by investing long in equity securities that the Fund’s investment adviser believes have above-average growth prospects and selling short equity securities the Adviser believes are competitively disadvantaged. The Fund is an opportunistic long/short investment fund. The Fund’s investment goal is to achieve above average rates of return with less volatility and less downside risk as compared to U.S. equity markets.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

	RiverPark Long/Short Opportunity Fund, Retail Class Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Morningstar Long/Short Equity Category
Sep/15	$10,000	$10,000	$10,000
Sep/16	$10,179	$11,543	$10,206
Sep/17	$12,203	$13,691	$11,091
Sep/18	$13,919	$16,143	$11,719
Sep/19	$13,988	$16,830	$11,531
Sep/20	$20,628	$19,380	$11,736
Sep/21	$24,122	$25,194	$13,608
Sep/22	$10,458	$21,296	$12,420
Sep/23	$13,098	$25,900	$13,535
Sep/24	$16,832	$35,315	$15,975
Sep/25	$19,006	$41,530	$17,449

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.Call 888-564-4517 or visit https://riverparkfunds.com/longshort-opportunity-fund for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
RiverPark Long/Short Opportunity Fund, Retail Class Shares	12.92%	-1.62%	6.63%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Morningstar Long/Short Equity Category	9.22%	8.25%	5.72%

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$36,489	63	$529	20%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Total Return Swaps	-22.1%
Consumer Staples	2.9%
Industrials	5.0%
Health Care	8.4%
Consumer Discretionary	11.3%
Financials	12.2%
Communication Services	17.3%
Information Technology	36.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	7.0%
Apple	6.8%
Microsoft	6.7%
Amazon.com	4.1%
Meta Platforms, Cl A	4.0%
Eli Lilly	3.1%
Shopify, Cl A	3.0%
Uber Technologies	3.0%
Netflix	3.0%
Charles Schwab	2.8%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-564-4517

  https://www.riverparkfunds.com/how-to-invest

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-564-4517 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

RiverPark Funds Trust

RiverPark Long/Short Opportunity Fund / Retail Class Shares - RLSFX

Annual Shareholder Report: September 30, 2025

RLSFX-AR-2025

RiverPark Funds Trust

RiverPark Long/Short Opportunity Fund

Institutional Class Shares - RLSIX

Annual Shareholder Report: September 30, 2025

This annual shareholder report contains important information about Institutional Class Shares of the RiverPark Long/Short Opportunity Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://riverparkfunds.com/longshort-opportunity-fund. You can also request this information by contacting us at 888-564-4517.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverPark Long/Short Opportunity Fund, Institutional Class Shares	$197	1.85%

How did the Fund perform in the last year?

For the fiscal year ended September 30, 2025, the Institutional Share Class of the Fund returned 13.11%. The Fund’s regulatory benchmark, the S&P 500 Index (USD) (TR), returned 17.60%. The Fund’s secondary benchmark, the Morningstar Long/Short Equity Category, returned 9.22%.

The average gross and net month-end exposures of the Fund for the fiscal year were 113% and 73% (long 93%, short 20%), respectively. The Fund’s long positions contributed approximately 18% for the fiscal year, as compared to the performance of the S&P 500 Index (USD) (TR), which gained 17.60%. The Fund’s short positions detracted approximately 3% for the fiscal year.

Investment results for the fiscal year were not uniform across quarters. The Institutional Class Shares gained 4.32% for the December quarter, lost 5.76% for the March quarter, gained 10.36% for the June quarter, and gained 4.25% in the September quarter.

The Fund’s investment results were not uniform across sectors. The Fund’s best performing sectors during the period were Information Technology, Communication Services, and Financials. The Fund’s worst performing sectors were Health Care, Consumer Discretionary, and Consumer Staples. The Fund’s best performing individual positions were NVIDIA Corp, Shopify Inc, Alphabet Inc, Netflix Inc, and Microsoft Corp. The Fund’s worst performers were UnitedHealth Group Inc, DoorDash Inc, Invesco QQQ Trust Series 1, Adobe Inc, and iShares MSCI Eurozone ETF.

Derivatives, which were used for the Fund’s short positions and to leverage the long positions, detracted approximately 1.00% from the Fund’s performance.

The RiverPark Long/Short Opportunity Fund seeks long-term capital appreciation while managing downside volatility by investing long in equity securities that the Fund’s investment adviser believes have above-average growth prospects and selling short equity securities the Adviser believes are competitively disadvantaged. The Fund is an opportunistic long/short investment fund. The Fund’s investment goal is to achieve above average rates of return with less volatility and less downside risk as compared to U.S. equity markets.

How did the Fund perform during the last 10 years?

Total Return Based on $50,000 Investment

	RiverPark Long/Short Opportunity Fund, Institutional Class Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Morningstar Long/Short Equity Category
Sep/15	$50,000	$50,000	$50,000
Sep/16	$50,991	$57,715	$51,028
Sep/17	$61,298	$68,456	$55,455
Sep/18	$69,994	$80,716	$58,593
Sep/19	$70,519	$84,150	$57,657
Sep/20	$104,165	$96,898	$58,680
Sep/21	$122,186	$125,972	$68,041
Sep/22	$53,119	$106,482	$62,098
Sep/23	$66,555	$129,500	$67,676
Sep/24	$85,706	$176,575	$79,877
Sep/25	$96,945	$207,648	$87,245

The line graph represents historical performance of a hypothetical investment of $50,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.Call 888-564-4517 or visit https://riverparkfunds.com/longshort-opportunity-fund for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
RiverPark Long/Short Opportunity Fund, Institutional Class Shares	13.11%	-1.43%	6.85%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Morningstar Long/Short Equity Category	9.22%	8.25%	5.72%

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$36,489	63	$529	20%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Total Return Swaps	-22.1%
Consumer Staples	2.9%
Industrials	5.0%
Health Care	8.4%
Consumer Discretionary	11.3%
Financials	12.2%
Communication Services	17.3%
Information Technology	36.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	7.0%
Apple	6.8%
Microsoft	6.7%
Amazon.com	4.1%
Meta Platforms, Cl A	4.0%
Eli Lilly	3.1%
Shopify, Cl A	3.0%
Uber Technologies	3.0%
Netflix	3.0%
Charles Schwab	2.8%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-564-4517

  https://www.riverparkfunds.com/how-to-invest

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-564-4517 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

RiverPark Funds Trust

RiverPark Long/Short Opportunity Fund / Institutional Class Shares - RLSIX

Annual Shareholder Report: September 30, 2025

RLSIX-AR-2025

RiverPark Funds Trust

RiverPark Floating Rate CMBS Fund

Retail Class Shares - RCRFX

Annual Shareholder Report: September 30, 2025

This annual shareholder report contains important information about Retail Class Shares of the RiverPark Floating Rate CMBS Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://riverparkfunds.com/floating-rate-cmbs-fund. You can also request this information by contacting us at 888-564-4517.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverPark Floating Rate CMBS Fund, Retail Class Shares	$129	1.25%

How did the Fund perform in the last year?

For the fiscal year ended September 30, 2025, the Retail Share Class of the Fund returned 6.22%. The Fund’s regulatory benchmark, the Bloomberg U.S. Aggregate Bond Index (USD)(TR), returned 2.88%. The Fund’s secondary benchmark, the Bloomberg Investment Grade CMBS (USD) (TR) returned 4.80%.

The Fund strives for an attractive yield while maintaining a portfolio that is substantially comprised of floating-rate CMBS investments. As of September 30, 2025, the weighted average coupon for the Fund was 5.99%, 94% of the Fund’s invested portfolio was in floating rate securities, and the weighted average effective maturity of the portfolio was 1.14 years.

Investment results for the fiscal year were relatively uniform across quarters. The Retail Class Shares gained 2.05% for the December quarter, 0.89% for the March quarter, 1.78% for the June quarter, and 1.37% in the September quarter.

The RiverPark Floating Rate CMBS Fund emphasizes floating rate Single Asset / Single Borrower (SASB) loans that are structured as Commercial Mortgage-Backed Securities (CMBS). The RiverPark Floating Rate CMBS Fund seeks to make investments in larger ($500+ million) securitizations of income-producing commercial real estate loans secured by institutional quality assets with well-regarded sponsors. The Fund emphasizes investments that have conservative credit metrics.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

	RiverPark Floating Rate CMBS Fund, Retail Class Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	Bloomberg Investment Grade CMBS (USD) (TR)Footnote Reference*
Sep/15	$10,000	$10,000	$10,000
Sep/16	$10,213	$10,519	$10,520
Sep/17	$10,709	$10,527	$10,532
Sep/18	$11,082	$10,399	$10,506
Sep/19	$11,409	$11,470	$11,599
Sep/20	$10,615	$12,271	$12,290
Sep/21	$10,746	$12,161	$12,412
Sep/22	$10,387	$10,385	$10,879
Sep/23	$11,414	$10,452	$10,988
Sep/24	$12,454	$11,661	$12,312
Sep/25	$13,228	$11,998	$12,903

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.Retail Class Shares commenced operations on November 12, 2018. The performance data for the Retail Class Shares for periods prior to November 12, 2018, but after September 30, 2016 is that of the Institutional Class Shares adjusted to reflect the higher expense ratio applicable to the Retail Class Shares. Performance prior to September 30, 2016, is that of the Predecessor Fund. The Predecessor Fund was not a registered mutual fund and was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance might have been lower. Call 888-564-4517 or visit https://riverparkfunds.com/floating-rate-cmbs-fund for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
RiverPark Floating Rate CMBS Fund, Retail Class Shares	6.22%	4.50%	2.84%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	2.88%	-0.45%	1.84%
Bloomberg Investment Grade CMBS (USD) (TR)Footnote Reference*	4.80%	0.98%	2.58%

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$32,574	23	$144	25%

What did the Fund invest in?

Asset Weightings by Investment TypeFootnote Reference*

Value	Value
Commercial Mortgage-Backed Securities	95.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
BX Commercial Mortgage Trust, Ser 2021-XL2, Cl F, TSFR1M + 2.359%	6.509%	10/15/38	6.4%
ARES Commercial Mortgage Trust, Ser 2024-IND, Cl B, TSFR1M + 2.041%	6.191%	07/15/41	6.2%
ARES Commercial Mortgage Trust, Ser 2024-IND2, Cl C, TSFR1M + 1.992%	6.142%	10/15/34	6.1%
BX Trust, Ser 2025-DIME, Cl C, TSFR1M + 1.750%	5.900%	02/15/35	6.1%
BX Commercial Mortgage Trust, Ser 2025-BCAT, Cl B, TSFR1M + 1.550%	5.700%	08/15/42	5.9%
BX Trust, Ser 2025-LUNR, Cl B, TSFR1M + 1.850%	6.000%	06/15/40	5.9%
BX Trust, Ser 2021-RISE, Cl A, TSFR1M + 0.862%	5.012%	11/15/36	5.2%
BX Trust, Ser 2024-CNYN, Cl A, TSFR1M + 1.442%	5.592%	04/15/41	4.7%
BX Commercial Mortgage Trust, Ser 2024-MDHS, Cl A, TSFR1M + 1.641%	5.792%	05/15/41	4.7%
MHP, Ser 2021-STOR, Cl F, TSFR1M + 2.314%	6.466%	07/15/38	4.6%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-564-4517

  https://www.riverparkfunds.com/how-to-invest

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-564-4517 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

RiverPark Funds Trust

RiverPark Floating Rate CMBS Fund / Retail Class Shares - RCRFX

Annual Shareholder Report: September 30, 2025

RCRFX-AR-2025

RiverPark Funds Trust

RiverPark Floating Rate CMBS Fund

Institutional Class Shares - RCRIX

Annual Shareholder Report: September 30, 2025

This annual shareholder report contains important information about Institutional Class Shares of the RiverPark Floating Rate CMBS Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://riverparkfunds.com/floating-rate-cmbs-fund. You can also request this information by contacting us at 888-564-4517.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverPark Floating Rate CMBS Fund, Institutional Class Shares	$88	0.85%

How did the Fund perform in the last year?

For the fiscal year ended September 30, 2025, the Institutional Share Class of the Fund returned 6.55%. The Fund’s regulatory benchmark, the Bloomberg U.S. Aggregate Bond Index (USD) (TR), returned 2.88%. The Fund’s secondary benchmark, the Bloomberg Investment Grade CMBS (USD) (TR) Index returned 4.80%.

The Fund strives for an attractive yield while maintaining a portfolio that is substantially comprised of floating-rate CMBS investments. As of September 30, 2025, the weighted average coupon for the Fund was 5.99%, 94% of the Fund’s invested portfolio was in floating rate securities, and the weighted average effective maturity of the portfolio was 1.14 years.

Investment results for the fiscal year were relatively uniform across quarters. The Institutional Class Shares gained 2.10% for the December quarter, 0.94% for the March quarter, 1.94% for the June quarter, and 1.42% in the September quarter.

The RiverPark Floating Rate CMBS Fund emphasizes floating rate Single Asset / Single Borrower (SASB) loans that are structured as Commercial Mortgage-Backed Securities (CMBS). The RiverPark Floating Rate CMBS Fund seeks to make investments in larger ($500+ million) securitizations of income-producing commercial real estate loans secured by institutional quality assets with well-regarded sponsors. The Fund emphasizes investments that have conservative credit metrics.

How did the Fund perform during the last 10 years?

Total Return Based on $50,000 Investment

	RiverPark Floating Rate CMBS Fund, Institutional Class Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	Bloomberg Investment Grade CMBS (USD) (TR)Footnote Reference*
Sep/15	$50,000	$50,000	$50,000
Sep/16	$51,064	$52,596	$52,599
Sep/17	$53,651	$52,634	$52,658
Sep/18	$55,684	$51,994	$52,532
Sep/19	$57,441	$57,348	$57,997
Sep/20	$53,635	$61,353	$61,449
Sep/21	$54,501	$60,804	$62,061
Sep/22	$52,875	$51,927	$54,394
Sep/23	$58,289	$52,262	$54,942
Sep/24	$63,938	$58,307	$61,560
Sep/25	$68,122	$59,989	$64,516

The line graph represents historical performance of a hypothetical investment of $50,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.Institutional Class Shares commenced operations on September 30, 2016. For periods prior to September 30, 2016, the performance is that of the Predecessor Fund. The Predecessor Fund was not a registered mutual fund and was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance might have been lower. Call 888-564-4517 or visit https://riverparkfunds.com/floating-rate-cmbs-fund for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
RiverPark Floating Rate CMBS Fund, Institutional Class Shares	6.55%	4.90%	3.14%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	2.88%	-0.45%	1.84%
Bloomberg Investment Grade CMBS (USD) (TR)Footnote Reference*	4.80%	0.98%	2.58%

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$32,574	23	$144	25%

What did the Fund invest in?

Asset Weightings by Investment TypeFootnote Reference*

Value	Value
Commercial Mortgage-Backed Securities	95.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
BX Commercial Mortgage Trust, Ser 2021-XL2, Cl F, TSFR1M + 2.359%	6.509%	10/15/38	6.4%
ARES Commercial Mortgage Trust, Ser 2024-IND, Cl B, TSFR1M + 2.041%	6.191%	07/15/41	6.2%
ARES Commercial Mortgage Trust, Ser 2024-IND2, Cl C, TSFR1M + 1.992%	6.142%	10/15/34	6.1%
BX Trust, Ser 2025-DIME, Cl C, TSFR1M + 1.750%	5.900%	02/15/35	6.1%
BX Commercial Mortgage Trust, Ser 2025-BCAT, Cl B, TSFR1M + 1.550%	5.700%	08/15/42	5.9%
BX Trust, Ser 2025-LUNR, Cl B, TSFR1M + 1.850%	6.000%	06/15/40	5.9%
BX Trust, Ser 2021-RISE, Cl A, TSFR1M + 0.862%	5.012%	11/15/36	5.2%
BX Trust, Ser 2024-CNYN, Cl A, TSFR1M + 1.442%	5.592%	04/15/41	4.7%
BX Commercial Mortgage Trust, Ser 2024-MDHS, Cl A, TSFR1M + 1.641%	5.792%	05/15/41	4.7%
MHP, Ser 2021-STOR, Cl F, TSFR1M + 2.314%	6.466%	07/15/38	4.6%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-564-4517

  https://www.riverparkfunds.com/how-to-invest

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-564-4517 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

RiverPark Funds Trust

RiverPark Floating Rate CMBS Fund / Institutional Class Shares - RCRIX

Annual Shareholder Report: September 30, 2025

RCRIX-AR-2025

RiverPark Funds Trust

RiverPark/Next Century Growth Fund

Retail Class Shares - RPNCX

Annual Shareholder Report: September 30, 2025

This annual shareholder report contains important information about Retail Class Shares of the RiverPark/Next Century Growth Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://riverparkfunds.com/next-century-growth-fund. You can also request this information by contacting us at 888-564-4517.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverPark/Next Century Growth Fund, Retail Class Shares	$148	1.40%

How did the Fund perform in the last year?

For the fiscal year ended September 30, 2025, the Retail Share Class of the Fund returned 11.18%. The Fund’s primary benchmark, the Russell 2000 Growth Index (USD) (TR), returned 13.56%. In addition, the Fund’s regulatory benchmark, the S&P 500 Index (USD) (TR), returned 17.60%.

Investment results for the fiscal year were not uniform across quarters. The Retail Class Shares gained 7.57 % for the December quarter, lost 13.34% for the March quarter, gained 12.67% for the June quarter, and gained 5.86% in the September quarter.

The Fund’s investment results were not uniform across sectors. The Fund’s best performing sectors during the period were Industrials, Consumer Discretionary, and Information Technology. The Fund’s worst performing sectors were Consumer Staples, Real Estate, and Financials. The Fund’s best performing individual positions were Sterling Infrastructure Inc, Astronics Corp, Paymentus Holdings Inc, Universal Technical Institute Inc, and Credo Technology Group Holding Ltd. The Fund’s worst performers were TransMedics Group Inc, Saia Inc, Tandem Diabetes Care Inc, ACV Auctions Inc, and RxSight Inc.

The RiverPark/Next Century Growth Fund seeks to achieve its investment objective by investing in the fastest growing and highest quality small cap companies in America. The Fund invests in companies that the portfolio managers believe will sustain above-average revenue and earnings growth over time, or which are expected to develop rapid sales and earnings growth in the future when compared to the economy and stock market.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	RiverPark/Next Century Growth Fund, Retail Class Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 2000 Growth Index (USD) (TR)Footnote Reference*
Jun/23	$10,000	$10,000	$10,000
Sep/23	$9,030	$9,673	$9,268
Sep/24	$10,260	$13,189	$11,832
Sep/25	$11,408	$15,510	$13,436

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.Call 888-564-4517 or visit https://riverparkfunds.com/next-century-growth-fund for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	Annualized Since Inception
RiverPark/Next Century Growth Fund, Retail Class Shares	11.18%	6.01%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	21.49%
Russell 2000 Growth Index (USD) (TR)Footnote Reference*	13.56%	13.99%

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$8,426	57	$46	93%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Energy	0.4%
Materials	2.0%
Consumer Staples	3.4%
Financials	5.7%
Consumer Discretionary	11.2%
Health Care	19.1%
Information Technology	21.4%
Industrials	33.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Sterling Infrastructure	4.5%
Astronics	4.3%
Xometry, Cl A	3.6%
Artivion	3.3%
Ollie's Bargain Outlet Holdings	3.2%
Alignment Healthcare	3.1%
MACOM Technology Solutions Holdings	3.1%
Universal Technical Institute	3.0%
RBC Bearings	2.8%
FTAI Aviation	2.8%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-564-4517

  https://www.riverparkfunds.com/how-to-invest

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-564-4517 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

RiverPark Funds Trust

RiverPark/Next Century Growth Fund / Retail Class Shares - RPNCX

Annual Shareholder Report: September 30, 2025

RPNCX-AR-2025

RiverPark Funds Trust

RiverPark/Next Century Growth Fund

Institutional Class Shares - RPNIX

Annual Shareholder Report: September 30, 2025

This annual shareholder report contains important information about Institutional Class Shares of the RiverPark/Next Century Growth Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://riverparkfunds.com/next-century-growth-fund. You can also request this information by contacting us at 888-564-4517.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverPark/Next Century Growth Fund, Institutional Class Shares	$122	1.15%

How did the Fund perform in the last year?

For the fiscal year ended September 30, 2025, the Institutional Share Class of the Fund returned 11.46%. The Fund’s primary benchmark, the Russell 2000 Growth Index (USD) (TR), returned 13.56%. In addition, the Fund’s regulatory benchmark, the S&P 500 Index (USD) (TR), returned 17.60%.

Investment results for the fiscal year were not uniform across quarters. The Institutional Class Shares gained 7.67% for the December quarter, lost 13.28% for the March quarter, gained 12.71% for the June quarter and gained 5.91% in the September quarter.

The Fund’s investment results were not uniform across sectors. The Fund’s best performing sectors during the period were Industrials, Consumer Discretionary, and Information Technology. The Fund’s worst performing sectors were Consumer Staples, Real Estate, and Financials. The Fund’s best performing individual positions were Sterling Infrastructure Inc, Astronics Corp, Paymentus Holdings Inc, Universal Technical Institute Inc, and Credo Technology Group Holding Ltd. The Fund’s worst performers were TransMedics Group Inc, Saia Inc, Tandem Diabetes Care Inc, ACV Auctions Inc, and RxSight Inc.

The RiverPark/Next Century Growth Fund seeks to achieve its investment objective by investing in the fastest growing and highest quality small cap companies in America. The Fund invests in companies that the portfolio managers believe will sustain above-average revenue and earnings growth over time, or which are expected to develop rapid sales and earnings growth in the future when compared to the economy and stock market.

How did the Fund perform since inception?

Total Return Based on $50,000 Investment

	RiverPark/Next Century Growth Fund, Institutional Class Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 2000 Growth Index (USD) (TR)Footnote Reference*
Jun/23	$50,000	$50,000	$50,000
Sep/23	$45,250	$48,363	$46,341
Sep/24	$51,550	$65,944	$59,158
Sep/25	$57,460	$77,549	$67,178

The line graph represents historical performance of a hypothetical investment of $50,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.Call 888-564-4517 or visit https://riverparkfunds.com/next-century-growth-fund for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	Annualized Since Inception
RiverPark/Next Century Growth Fund, Institutional Class Shares	11.46%	6.36%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	21.49%
Russell 2000 Growth Index (USD) (TR)Footnote Reference*	13.56%	13.99%

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$8,426	57	$46	93%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Energy	0.4%
Materials	2.0%
Consumer Staples	3.4%
Financials	5.7%
Consumer Discretionary	11.2%
Health Care	19.1%
Information Technology	21.4%
Industrials	33.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Sterling Infrastructure	4.5%
Astronics	4.3%
Xometry, Cl A	3.6%
Artivion	3.3%
Ollie's Bargain Outlet Holdings	3.2%
Alignment Healthcare	3.1%
MACOM Technology Solutions Holdings	3.1%
Universal Technical Institute	3.0%
RBC Bearings	2.8%
FTAI Aviation	2.8%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-564-4517

  https://www.riverparkfunds.com/how-to-invest

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-564-4517 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

RiverPark Funds Trust

RiverPark/Next Century Growth Fund / Institutional Class Shares - RPNIX

Annual Shareholder Report: September 30, 2025

RPNIX-AR-2025

RiverPark Funds Trust

RiverPark/Next Century Large Growth Fund

Retail Class Shares - RPNRX

Annual Shareholder Report: September 30, 2025

This annual shareholder report contains important information about Retail Class Shares of the RiverPark/Next Century Large Growth Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://riverparkfunds.com/next-century-large-growth-fund. You can also request this information by contacting us at 888-564-4517.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverPark/Next Century Large Growth Fund, Retail Class Shares	$137	1.25%

How did the Fund perform in the last year?

For the fiscal year ended September 30, 2025, the Retail Share Class of the Fund returned 19.22%. The Fund’s primary benchmark, the Russell 1000 Growth (USD) (TR) Index, returned 25.53%. In addition, the Fund’s regulatory benchmark, the S&P 500 Index (USD) (TR), returned 17.60%.

Investment results for the fiscal year were not uniform across quarters. The Retail Class Shares gained 4.97% for the December quarter, lost 12.15% for the March quarter, gained 19.59% for the June quarter, and gained 8.11% in the September quarter.

The Fund’s investment results were not uniform across sectors. The Fund’s best performing sectors during the period were Information Technology, Industrials, and Communication Services. The Fund’s worst performing sectors were Health Care and Real Estate. The Fund’s best performing individual positions were NVIDIA Corp, AppLovin Corp, Broadcom Inc, Howmet Aerospace Inc, and The Goldman Sachs Group Inc. The Fund’s worst performers were Advanced Micro Devices Inc, Saia Inc, The Trade Desk Inc, Marvell Technology Inc, and Monolithic Power Systems Inc.

The RiverPark/Next Century Large Growth Fund seeks to achieve its investment objective by investing in the fastest growing and highest quality large cap companies in America.  The Fund invests in companies that the portfolio managers believe will sustain above-average revenue and earnings growth over time, or which are expected to develop rapid sales and earnings growth in the future when compared to the economy and stock market.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	RiverPark/Next Century Large Growth Fund, Retail Class Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 1000 Growth Index (USD) (TR)Footnote Reference*
Dec/23	$10,000	$10,000	$10,000
Dec/23	$10,000	$10,000	$10,000
Mar/24	$11,400	$11,056	$11,141
Jun/24	$12,010	$11,529	$12,070
Sep/24	$12,070	$12,208	$12,455
Dec/24	$12,670	$12,502	$13,336
Mar/25	$11,130	$11,968	$12,006
Jun/25	$13,310	$13,277	$14,148
Sep/25	$14,390	$14,356	$15,635

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.Call 888-564-4517 or visit https://riverparkfunds.com/next-century-large-growth-fund for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	Annualized Since Inception
RiverPark/Next Century Large Growth Fund, Retail Class Shares	19.22%	23.03%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	22.86%
Russell 1000 Growth Index (USD) (TR)Footnote Reference*	25.53%	28.98%

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$3,427	37	$-	75%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Health Care	2.0%
Consumer Staples	2.8%
Financials	8.6%
Consumer Discretionary	9.8%
Communication Services	10.4%
Industrials	14.8%
Information Technology	50.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	11.4%
Microsoft	10.8%
Apple	8.8%
Amazon.com	5.4%
Broadcom	5.0%
Alphabet, Cl A	4.6%
Meta Platforms, Cl A	3.9%
Boeing	3.4%
Howmet Aerospace	3.0%
Goldman Sachs Group	3.0%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-564-4517

  https://www.riverparkfunds.com/how-to-invest

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-564-4517 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

RiverPark Funds Trust

RiverPark/Next Century Large Growth Fund / Retail Class Shares - RPNRX

Annual Shareholder Report: September 30, 2025

RPNRX-AR-2025

RiverPark Funds Trust

RiverPark/Next Century Large Growth Fund

Institutional Class Shares - RPNLX

Annual Shareholder Report: September 30, 2025

This annual shareholder report contains important information about Institutional Class Shares of the RiverPark/Next Century Large Growth Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://riverparkfunds.com/next-century-large-growth-fund. You can also request this information by contacting us at 888-564-4517.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverPark/Next Century Large Growth Fund, Institutional Class Shares	$110	1.00%

How did the Fund perform in the last year?

For the fiscal year ended September 30, 2025, the Institutional Share Class of the Fund returned 19.59%. The Fund’s primary benchmark, the Russell 1000 Growth Index (USD) (TR), returned 25.53%. In addition, the Fund’s regulatory benchmark, the S&P 500 Index (USD) (TR), returned 17.60%.

Investment results for the fiscal year were not uniform across quarters. The Institutional Class Shares gained 5.04% for the December quarter, lost 12.12% for the March quarter, gained 19.70% for the June quarter, and gained 8.23% in the September quarter.

The Fund’s investment results were not uniform across sectors. The Fund’s best performing sectors during the period were Information Technology, Industrials, and Communication Services. The Fund’s worst performing sectors were Health Care and Real Estate. The Fund’s best performing individual positions were NVIDIA Corp, AppLovin Corp, Broadcom Inc, Howmet Aerospace Inc, and The Goldman Sachs Group Inc. The Fund’s worst performers were Advanced Micro Devices Inc, Saia Inc, The Trade Desk Inc, Marvell Technology Inc, and Monolithic Power Systems Inc.

The RiverPark/Next Century Large Growth Fund seeks to achieve its investment objective by investing in the fastest growing and highest quality large cap companies in America. The Fund invests in companies that the portfolio managers believe will sustain above-average revenue and earnings growth over time, or which are expected to develop rapid sales and earnings growth in the future when compared to the economy and stock market.

How did the Fund perform since inception?

Total Return Based on $50,000 Investment

	RiverPark/Next Century Large Growth Fund, Institutional Class Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 1000 Growth Index (USD) (TR)Footnote Reference*
Dec/23	$50,000	$50,000	$50,000
Dec/23	$50,000	$50,000	$50,000
Mar/24	$57,050	$55,278	$55,707
Jun/24	$60,150	$57,646	$60,350
Sep/24	$60,500	$61,039	$62,275
Dec/24	$63,550	$62,510	$66,678
Mar/25	$55,850	$59,839	$60,032
Jun/25	$66,850	$66,387	$70,741
Sep/25	$72,350	$71,781	$78,175

The line graph represents historical performance of a hypothetical investment of $50,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.Call 888-564-4517 or visit https://riverparkfunds.com/next-century-large-growth-fund for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	Annualized Since Inception
RiverPark/Next Century Large Growth Fund, Institutional Class Shares	19.59%	23.42%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	22.86%
Russell 1000 Growth Index (USD) (TR)Footnote Reference*	25.53%	28.98%

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$3,427	37	$-	75%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Health Care	2.0%
Consumer Staples	2.8%
Financials	8.6%
Consumer Discretionary	9.8%
Communication Services	10.4%
Industrials	14.8%
Information Technology	50.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	11.4%
Microsoft	10.8%
Apple	8.8%
Amazon.com	5.4%
Broadcom	5.0%
Alphabet, Cl A	4.6%
Meta Platforms, Cl A	3.9%
Boeing	3.4%
Howmet Aerospace	3.0%
Goldman Sachs Group	3.0%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-564-4517

  https://www.riverparkfunds.com/how-to-invest

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-564-4517 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

RiverPark Funds Trust

RiverPark/Next Century Large Growth Fund / Institutional Class Shares - RPNLX

Annual Shareholder Report: September 30, 2025

RPNLX-AR-2025

(b)	Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to or waivers granted with respect to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has two audit committee financial experts serving on the audit committee.

(a)(2) The audit committee financial experts, Ira Balsam and David Sachs, are independent trustees as defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

(a)-(d) Aggregate fees billed by Cohen & Co., Ltd. (the “Cohen & Co.”), to the Registrant for the fiscal years ended September 30, 2025 and September 30, 2024 for professional services rendered by the Registrant’s principal accountant were as follows:

		2025	2024
(a)	Audit Fees	$152,700	$152,700
(b)	Audit-Related Fees	$—	$—
(c)	Tax Fees	$29,000	$29,000
(d)	All Other Fees	$—	$—

Audit Fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees include amounts related to the preparation of the Registrant’s tax returns.

(e)(1) Pursuant to the requirements of the Sarbanes Act, the SEC adopted Rule 2-01 under Regulation S-X, which, among other things, requires a fund’s audit committee to pre-approve certain audit and non-audit services that are provided by its independent auditors in order to ensure the auditors’ independence. The Registrant’s Board of Trustees has established an Audit Committee that has been charged with, among other things, assisting the Board of Trustees in its oversight: the Registrant’s independent auditors; preapproving all audit and non-audit services provided by the Registrant’s independent auditors; the integrity of the Funds’ financial statements; the independent auditors’ qualifications and independence; and the use of appropriate accounting principles.

The Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which requires the Registrant’s Audit Committee to pre-approve all audit and non-audit services provided by the principal accountant to the Registrant. The Policy also requires the Audit Committee to pre-approve any engagement of the principal accountant to provide non-audit services to the Registrant’s investment adviser, if the services relate directly to the Registrant’s operations and financial reporting.

(e)(2) Percentage of fees billed applicable to non-audit services approved pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) were as follows for Cohen & Co.:

	2025	2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The aggregate fees billed by the Registrant’s principal accountant for non-audit services rendered to the Registrant, for non-audit services rendered to the Registrant’s investment adviser, and for non-audit services rendered to entities controlled by the adviser for the last fiscal year was $0.

(h)  During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of the Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j) Not Applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR § 240.3b-4.

Item 5. Audit Committee of Listed Registrants.

Not applicable to unlisted registrants.

Item 6. Investments.

(a) The Schedules of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

Annual Financials and Other Information September 30, 2025

RiverPark Large Growth Fund

Retail Class Shares and Institutional Class Shares

Wedgewood Fund

Retail Class Shares and Institutional Class Shares

RiverPark Short Term High Yield Fund

Retail Class Shares and Institutional Class Shares

RiverPark Long/Short Opportunity Fund

Retail Class Shares and Institutional Class Shares

RiverPark Floating Rate CMBS Fund

Retail Class Shares and Institutional Class Shares

RiverPark/Next Century Growth Fund

Retail Class Shares and Institutional Class Shares

RiverPark/Next Century Large Growth Fund

Retail Class Shares and Institutional Class Shares

Investment Adviser:
RiverPark Advisors, LLC

Table of Contents

Financial Statements (Form N-CSR Item 7)
Schedules of Investments
RiverPark Large Growth Fund	1
Wedgewood Fund	2
RiverPark Short Term High Yield Fund	3
RiverPark Long/Short Opportunity Fund	6
RiverPark Floating Rate CMBS Fund	9
RiverPark/Next Century Growth Fund	11
RiverPark/Next Century Large Growth Fund	12
Statements of Assets and Liabilities	13
Statements of Operations	16
Statements of Changes in Net Assets	19
Financial Highlights	24
Notes to Financial Statements	30
Report of Independent Registered Public Accounting Firm	49
Supplemental Information (Unaudited)	51
Notice to Shareholders (Unaudited)	52
Other Information (Form N-CSR Items 8-11) (Unaudited)	53

RiverPark Large Growth Fund September 30, 2025

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 96.3%**
Communication Services – 19.4%
Alphabet, Cl A	6,008	$1,460
Alphabet, Cl C	6,000	1,461
Meta Platforms, Cl A	3,555	2,611
Netflix *	1,522	1,825
Pinterest, Cl A *	32,146	1,034
Snap, Cl A *	37,172	287
Walt Disney	11,275	1,291
		9,969
Consumer Discretionary – 12.0%
Amazon.com *	12,595	2,766
Booking Holdings	223	1,204
McDonald’s	1,650	501
NIKE, Cl B	11,095	774
Starbucks	11,039	934
		6,179
Consumer Staples – 3.0%
Costco Wholesale	1,263	1,169
PepsiCo	2,793	392
		1,561
Financials – 12.7%
Blackstone	7,572	1,294
Charles Schwab	14,353	1,370
KKR	9,744	1,266
Mastercard, Cl A	2,304	1,310
Visa, Cl A	3,696	1,262
		6,502
Health Care – 9.1%
Eli Lilly	2,798	2,135
Intuitive Surgical *	2,585	1,156
UnitedHealth Group	2,381	822
Zoetis, Cl A	3,625	531
		4,644
Industrials – 3.8%
Lockheed Martin	853	426
Uber Technologies *	15,266	1,495
		1,921
Information Technology – 36.3%
Adobe *	1,432	$505
Apple	12,788	3,256
Applied Materials	4,292	879
Autodesk *	2,401	763
CoreWeave, Cl A *	3,123	427
Datadog, Cl A *	6,099	868
Intuit	1,203	822
Microsoft	6,449	3,341
NVIDIA	18,780	3,504
ServiceNow *	1,227	1,129
Shopify, Cl A *	11,687	1,737
Taiwan Semiconductor Manufacturing ADR	5,074	1,417
		18,648
Total Common Stock
(Cost $23,071) (000)		49,424

Total Investments — 96.3%
(Cost $23,071) (000)		$49,424

As of September 30, 2025, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Percentages are based on Net Assets of $51,337 (000).
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

Wedgewood Fund September 30, 2025

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 93.7%
Communication Services – 17.2%
Alphabet, Cl A	10,682	$2,597
Meta Platforms, Cl A	3,713	2,726
		5,323
Consumer Discretionary – 15.3%
Booking Holdings	284	1,534
O’Reilly Automotive *	10,355	1,116
Pool	1,716	532
Tractor Supply	26,870	1,528
		4,710
Financials – 13.5%
PayPal Holdings *	26,012	1,744
S&P Global	1,865	908
Visa, Cl A	4,485	1,531
		4,183
Health Care – 5.8%
Edwards Lifesciences *	10,097	785
Zoetis, Cl A	6,895	1,009
		1,794
Industrials – 10.6%
Copart *	27,337	1,229
Old Dominion Freight Line	4,720	665
United Rentals	1,436	1,371
		3,265
Information Technology – 31.3%
Apple	8,769	2,233
CDW	6,454	1,028
Microsoft	4,212	2,182
Motorola Solutions	3,091	1,413
Taiwan Semiconductor Manufacturing ADR	10,108	2,823
		9,679
Total Common Stock
(Cost $14,873) (000)		28,954

Total Investments — 93.7%
(Cost $14,873) (000)		$28,954

As of September 30, 2025, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Percentages are based on Net Assets of $30,901 (000).
*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

RiverPark Short Term High Yield Fund September 30, 2025

Description	Face Amount (000)‡	Value (000)
Schedule of Investments
Corporate Obligations — 70.7%
Communication Services – 9.5%
Azerion Group
8.782%, EUR003M + 6.750%, 10/02/26 (a)	EUR 6,599	$7,912
CCO Holdings
5.500%, 05/01/26 (b)	7,868	7,864
Consolidated Communications
5.000%, 10/01/28 (b)	30,079	30,455
Getty Images
9.750%, 03/01/27 (b)	5,704	5,419
Live Nation Entertainment
5.625%, 03/15/26 (b)	18,781	18,796
		70,446
Consumer Discretionary – 12.5%
Dana
5.625%, 06/15/28	14,581	14,572
5.375%, 11/15/27	1,520	1,519
Ford Motor Credit
3.375%, 11/13/25	16,675	16,645
Graham Holdings
5.750%, 06/01/26 (b)	18,410	18,426
NCL
5.875%, 02/15/27 (b)	650	652
Prime Security Services Borrower
5.750%, 04/15/26 (b)	14,493	14,572
Under Armour
3.250%, 06/15/26	25,082	24,826
Viking Cruises
5.875%, 09/15/27 (b)	1,250	1,251
		92,463
Consumer Staples – 2.4%
Albertsons
3.250% , 03/15/26 (b)	17,600	17,516

Energy – 13.2%
Golar LNG
7.000%, 10/20/25 (b)	23,075	23,053
Nabors Industries
7.375%, 05/15/27 (b)	9,940	10,097
Northern Oil & Gas
8.125%, 03/01/28 (b)	9,896	10,070
Northriver Midstream Finance
5.625%, 02/15/26 (b)	500	500
Tallgrass Energy Partners
6.000%, 03/01/27 (b)	12,746	12,752
USA Compression Partners
6.875%, 09/01/27	32,079	32,092
Vnom Sub
5.375%, 11/01/27 (b)	9,376	$9,383
		97,947
Financials – 8.1%
Citizens Financial Group
5.650%, H15T5Y + 5.313%, 10/06/73 (a)	28,244	28,364
Deutsche Bank
6.000%, H15T5Y + 4.524%, 04/30/74 (a)	9,200	9,223
LFS Topco
5.875%, 10/15/26 (b)	9,748	9,811
Nationstar Mortgage Holdings
6.000%, 01/15/27 (b)	12,843	12,843
		60,241
Health Care – 4.9%
AMN Healthcare Services
4.625%, 10/01/27 (b)	26,840	26,846
Cannabist Holdings
9.250%, 12/31/28	8,000	4,360
HCA
5.875%, 02/15/26	5,200	5,207
		36,413
Industrials – 9.4%
Clean Harbors
4.875%, 07/15/27 (b)	4,193	4,193
Cleveland-Cliffs
5.875%, 06/01/27	17,403	17,413
Cleveland-Cliffs Steel
7.000%, 03/15/27	90	90
Hawaiian Airlines Pass-Through Certificates, Ser 2013-1, Cl A
3.900%, 01/15/26	15,140	15,005
Icahn Enterprises
6.250%, 05/15/26	9,438	9,434
Mangrove Luxco III
7.026%, EUR003M + 5.000%, 07/15/29 (a) (b)	EUR 760	901
Matthews International
8.625%, 10/01/27 (b)	10,869	11,242
SS&C Technologies
5.500%, 09/30/27 (b)	11,456	11,454
		69,732
Information Technology – 2.7%
Amkor Technology
6.625%, 09/15/27 (b)	3,529	3,539
Fair Isaac
5.250%, 05/15/26 (b)	4,513	4,518

The accompanying notes are an integral part of the financial statements.

RiverPark Short Term High Yield Fund September 30, 2025

Description	Face Amount (000)‡	Value (000)
Western Digital
4.750%, 02/15/26	11,775	$11,782
		19,839
Real Estate – 6.0%
Five Point Operating
10.500%, 01/15/28 (b)	43,961	44,451

Utilities – 2.0%
Sempra
4.875%, H15T5Y + 4.550%, 10/15/73 (a)	15,000	15,014

Total Corporate Obligations
(Cost $527,479) (000)		524,062

Convertible Bonds — 13.6%
Communication Services – 2.3%
Cable One
0.000%, 03/15/26 (c)	2,000	1,953
Magnite
0.250%, 03/15/26	15,125	14,782
		16,735
Consumer Discretionary – 3.0%
Airbnb
0.000%, 03/15/26 (c)	18,520	18,149
Guess?
3.750%, 04/15/28	4,000	3,971
		22,120
Financials – 1.3%
Redfin
0.000%, 10/15/25 (c)	10,000	10,010

Industrials – 2.5%
Dayforce
0.250%, 03/15/26	19,100	18,713

Information Technology – 4.5%
Q2 Holdings
0.125%, 11/15/25	19,095	18,933
Verint Systems
0.250%, 04/15/26	14,975	14,694
		33,627
Total Convertible Bonds
(Cost $101,199) (000)		101,205
Description	Face Amount (000)‡/ Shares	Value (000)
Preferred Stock — 7.3%
Financials – 6.9%
American National Group
9.977% (a)	1,966,657	$49,599
Capital Southwest
7.750%	52,922	1,341
		50,940
Health Care – 0.4%
Harrow
11.875%	8,572	224
8.625%	108,380	2,783
		3,007
Total Preferred Stock
(Cost $53,687) (000)		53,947

Bank Loan Obligations — 5.6%
Building & Development – 1.5%
Foundation Building Materials, Inc., Initial Term Loan, 1st Lien
7.820%, 01/31/28 (a)	11,509	11,514

Electronics/Electrical – 2.0%
Informatica LLC, Term B Loan
6.413%, 10/27/28 (a)	14,923	14,942

Lodging & Casinos – 2.1%
Bally’s Corporation, Term B Facility Loan
7.844%, 10/02/28 (a) (d)	15,735	15,250

Total Bank Loan Obligations
(Cost $41,964) (000)		41,706

Special Purpose Acquisition Companies — 0.5%
Common Stock– 0.5%
Diversified Financials – 0.5%
Cartesian Growth Corp II *	34,000	412
Globa Terra Acquisition Corp *	350,000	3,493
Plum Acquisition Corp III, Founder Shares * (e)	45,106	8
		3,913
Total Special Purpose Acquisition Companies
(Cost $3,898) (000)		3,913

The accompanying notes are an integral part of the financial statements.

RiverPark Short Term High Yield Fund September 30, 2025

Description	Shares	Value (000)
Common Stock — 0.0%
Health Care – 0.0%
Cannabist Holdings (restricted through 05/29/26) (e)	1,885,688	$—
Cannabist Holdings (restricted through 11/29/25) (e)	1,885,688	—
		—
Total Common Stock
(Cost $–) (000)		—

Total Investments — 97.7%
(Cost $728,227) (000)		$724,833

A list of the open forward foreign currency contracts held by the Fund at September 30, 2025, is as follows (000):

Counterparty	Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	10/17/25	EUR	2,294	USD	2,681	$(15)
Brown Brothers Harriman	10/17/25	EUR	5,353	USD	6,341	50
						$35

The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities	Level 1	Level 2	Level 3		Total
Corporate Obligations	$—	$524,062	$—		$524,062
Convertible Bonds	—	101,205	—		101,205
Preferred Stock	53,947	—	—		53,947
Bank Loan Obligations	—	41,706	—		41,706
Special Purpose Acquisition Companies	3,905	—	8		3,913
Common Stock	—	—	—	^	—
Total Investments in Securities	$57,852	$666,973	$8		$724,833

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Appreciation	$—	$50	$—	$50
Unrealized Depreciation	—	(15)	—	(15)
Total Other Financial Instruments	$—	$35	$—	$35

^	This category includes securities with a value of $0.
*	Forward contracts are valued at the unrealized appreciation (depreciation) on the instrument. See Note 2 in Notes to Financial Statements for additional information.

For the year ended September 30, 2025, there were no transfers in or out of Level 3.

Percentages are based on Net Assets of $741,531 (000).
‡	In U.S. Dollar unless otherwise indicated.
*	Non-income producing security.
(a)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(b)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees. At September 30, 2025, these securities amounted to $310,605 (000) or 41.9% of Net Assets.

(c)	Zero coupon security.
(d)	Unsettled bank loan. Interest rate may not be available.
(e)

Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. As of September 30, 2025, the total amount of Level 3 securities held by the Fund was $8 (000).

Cl — Class

EUR — Euro

EUR003M — Three-Month Euribor

H15T5Y — U.S. Treasury Yield Curve Rate Treasury Note Constant Maturity Five Year

Ser — Series

USD – U.S. Dollar

Amounts designated as “—’’ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

RiverPark Long/Short Opportunity Fund September 30, 2025

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 93.2%**
Communication Services – 17.3%
Alphabet, Cl A	3,590	$873
Alphabet, Cl C	3,585	873
Meta Platforms, Cl A	1,983	1,456
Netflix *	909	1,090
Pinterest, Cl A *	21,055	677
Snap, Cl A *	41,656	321
Walt Disney	8,773	1,005
		6,295
Consumer Discretionary – 11.3%
Amazon.com *	6,882	1,511
Booking Holdings	162	875
McDonald’s	1,315	400
NIKE, Cl B	8,556	596
Starbucks	8,903	753
		4,135
Consumer Staples – 2.9%
Costco Wholesale	764	707
PepsiCo	2,576	362
		1,069
Financials – 12.2%
Blackstone	4,990	853
Charles Schwab	10,890	1,040
KKR	6,491	843
Mastercard, Cl A	1,545	879
Visa, Cl A	2,476	845
		4,460
Health Care – 8.4%
Eli Lilly	1,498	1,143
Intuitive Surgical *	1,631	730
UnitedHealth Group	2,144	740
Zoetis, Cl A	2,994	438
		3,051
Industrials – 5.0%
Lockheed Martin	730	364
Lyft, Cl A *	16,331	359
Uber Technologies *	11,135	1,091
		1,814
Information Technology – 36.1%
Adobe *	1,152	$406
Apple	9,791	2,493
Applied Materials	2,925	599
Autodesk *	1,725	548
CoreWeave, Cl A *	2,849	390
Datadog, Cl A *	3,898	555
Intuit	671	458
Microsoft	4,731	2,451
NVIDIA	13,697	2,556
ServiceNow *	800	736
Shopify, Cl A *	7,456	1,108
Taiwan Semiconductor Manufacturing ADR	3,112	869
		13,169
Total Common Stock
(Cost $16,855) (000)		33,993

Total Investments — 93.2%
(Cost $16,855) (000)		$33,993

The accompanying notes are an integral part of the financial statements.

RiverPark Long/Short Opportunity Fund September 30, 2025

A list of open swap agreements held by the Fund at September 30, 2025 was as follows:

Total Return Swaps

Short Exposure
Company Reference	Counterparty	Fund Receives	Fund Pays	Payment Frequency[1]	Maturity Date	Notional Amount (000)	Value (000)	Net Unrealized Appreciation/ (Depreciation) (000)†
Aramark	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/21/2026	$(253)	$(287)	$(34)
Ares Management, Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	06/23/2026	(266)	(249)	17
Block, Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	03/24/2026	(127)	(117)	10
Capital One Financial Corp	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	05/12/2026	(236)	(295)	(59)
Crowdstrike Holdings	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	03/26/2026	(262)	(316)	(54)
Doordash, Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	07/17/2026	(231)	(281)	(50)
Duolingo	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/28/2026	(203)	(197)	6
Expedia Group	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	09/21/2026	(284)	(293)	(9)
Expeditors International Of Washington, Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/14/2026	(225)	(233)	(8)
Fastenal Company	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/14/2026	(279)	(350)	(71)
Illumina	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	08/18/2026	(181)	(176)	5
Industrial Select Sector SPDR	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	06/15/2026	(832)	(908)	(76)
Invesco QQQ Trust ETF	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	05/05/2026	(636)	(766)	(130)
Ishares MSCI Eurozone ETF	Goldman Sachs International	USD-SOFR	-0.70%	Maturity	10/06/2026	(916)	(949)	(33)
Kimberly-Clark	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/14/2026	(177)	(156)	21
Lululemon Athletica	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	08/25/2026	(111)	(88)	23
Match Group	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	07/17/2026	(274)	(302)	(28)
Palantir Technologies	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	05/12/2026	(60)	(123)	(63)
Planet Fitness, Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	09/14/2026	(335)	(327)	8
Ringcentral, Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	03/24/2026	(109)	(102)	7
Snowflake, Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	03/26/2026	(205)	(285)	(80)
SPDR S&P Homebuilders ETF	Goldman Sachs International	USD-SOFR	-0.71%	Maturity	10/16/2026	(599)	(575)	24
Synchrony Financial	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	05/12/2026	(221)	(320)	(99)
Texas Roadhouse	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/14/2026	(276)	(269)	7
Workday, Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	10/27/2026	(111)	(112)	(1)
						$(7,409)	$(8,076)	$(667)

1	The payment frequency is the maturity date of each swap contract or the settlement date of a closing transaction, whichever comes first.
†	Inclusive of accrued dividends and interest related to Total Return Swaps.

The accompanying notes are an integral part of the financial statements.

RiverPark Long/Short Opportunity Fund September 30, 2025

The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$33,993	$—	$—	$33,993
Total Investments in Securities	$33,993	$—	$—	$33,993

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Total Return Swaps‡
Appreciation	$—	$128	$—	$128
Depreciation	—	(795)	—	(795)
Total Other Financial Instruments	$—	$(667)	$—	$(667)

‡	Total Return Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Percentages are based on Net Assets of $36,489 (000).

**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchanged-Traded Fund

SOFR — Secured Overnight Financing Rate

SPDR — Standard & Poor’s Depository Receipt

S&P — Standard & Poor’s

USD — United States Dollar

Amounts designated as “— “ are $0 or rounded to $0.

The accompanying notes are an integral part of the financial statements.

RiverPark Floating Rate CMBS Fund September 30, 2025

Description	Face Amount (000)	Value (000)
Schedule of Investments
Commercial Mortgage-Backed Securities — 95.5%
Non-Agency Mortgage-Backed Obligations – 95.5%
ARES Commercial Mortgage Trust, Ser 2024-IND, Cl B
6.191%, TSFR1M + 2.041%, 07/15/41 (a) (b)	2,000	$2,006
ARES Commercial Mortgage Trust, Ser 2024-IND2, Cl C
6.142%, TSFR1M + 1.992%, 10/15/34 (a) (b)	2,000	2,001
BLP Commercial Mortgage Trust, Ser 2024-IND2, Cl A
5.492%, TSFR1M + 1.342%, 03/15/41 (a) (b)	949	950
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl F
6.665%, TSFR1M + 2.514%, 09/15/36 (a) (b)	484	483
BX Commercial Mortgage Trust, Ser 2021-XL2, Cl F
6.509%, TSFR1M + 2.359%, 10/15/38 (a) (b)	2,100	2,097
BX Commercial Mortgage Trust, Ser 2021-SOAR, Cl E
6.066%, TSFR1M + 1.914%, 06/15/38 (a) (b)	877	876
BX Commercial Mortgage Trust, Ser 2021-CIP, Cl D
5.936%, TSFR1M + 1.785%, 12/15/38 (a) (b)	1,319	1,319
BX Commercial Mortgage Trust, Ser 2024-MDHS, Cl A
5.792%, TSFR1M + 1.641%, 05/15/41 (a) (b)	1,521	1,523
BX Commercial Mortgage Trust, Ser 2025-BCAT, Cl B
5.700%, TSFR1M + 1.550%, 08/15/42 (a) (b)	1,917	1,918
BX Commercial Mortgage Trust, Ser 2021-SOAR, Cl C
5.366%, TSFR1M + 1.214%, 06/15/38 (a) (b)	403	403
BX Commercial Mortgage Trust, Ser 2021-ACNT, Cl A
5.115%, TSFR1M + 0.964%, 11/15/38 (a) (b)	1,139	1,138
BX Trust, Ser 2022-IND, Cl E
8.137%, TSFR1M + 3.987%, 04/15/37 (a) (b)	1,400	1,403
BX Trust, Ser 2021-MFM1, Cl E
6.515%, TSFR1M + 2.364%, 01/15/34 (a) (b)	700	700
BX Trust, Ser 2025-LUNR, Cl B
6.000%, TSFR1M + 1.850%, 06/15/40 (a) (b)	1,911	$1,915
BX Trust, Ser 2025-DIME, Cl C
5.900%, TSFR1M + 1.750%, 02/15/35 (a) (b)	2,000	1,999
BX Trust, Ser 2024-CNYN, Cl A
5.592%, TSFR1M + 1.442%, 04/15/41 (a) (b)	1,538	1,542
BX Trust, Ser 2021-RISE, Cl A
5.012%, TSFR1M + 0.862%, 11/15/36 (a) (b)	1,691	1,688
Fashion Show Mall, Ser 2024-SHOW, Cl A
5.274%, 10/10/41 (b)	1,000	1,014
JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2021-MHC, Cl E
6.966%, TSFR1M + 2.814%, 04/15/38 (a) (b)	1,300	1,302
MHC Trust, Ser 2021-MHC2, Cl B
5.365%, TSFR1M + 1.214%, 05/15/38 (a) (b)	1,321	1,321
MHP, Ser 2021-STOR, Cl F
6.466%, TSFR1M + 2.314%, 07/15/38 (a) (b)	1,500	1,500
NXPT Commercial Mortgage Trust, Ser 2024-STOR, Cl C
5.150%, 11/05/41 (b)	800	799
SCG Commercial Mortgage Trust, Ser 2025-FLWR, Cl C
5.900%, TSFR1M + 1.750%, 08/15/42 (a) (b)	1,200	1,201

Total Commercial Mortgage-Backed Securities
(Cost $31,022) (000)		31,098

Total Investments — 95.5%
(Cost $31,022) (000)		$31,098

The accompanying notes are an integral part of the financial statements.

RiverPark Floating Rate CMBS Fund September 30, 2025

As of September 30, 2025, all of the Fund’s investments were considered Level 2 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Percentages are based on Net Assets of $32,574 (000).
(a)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(b)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees. At September 30, 2025, these securities amounted to $31,098 (000) or 95.5% of Net Assets.

Cl — Class

Ser — Series

TSFR1M — 1 Month Term Secured Overnight Financing Rate

The accompanying notes are an integral part of the financial statements.

RiverPark/Next Century Growth Fund September 30, 2025

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 96.6%**
Consumer Discretionary – 11.2%
Dutch Bros, Cl A *	2,755	$144
Global-e Online *	2,460	88
Ollie’s Bargain Outlet Holdings *	2,087	268
Toll Brothers	905	125
Universal Technical Institute *	7,663	250
Wingstop	259	65
		940
Consumer Staples – 3.4%
Celsius Holdings *	2,738	157
elf Beauty *	955	127
		284
Energy – 0.4%
Centrus Energy, Cl A *	106	33

Financials – 5.7%
Kinsale Capital Group	433	184
Paymentus Holdings, Cl A *	6,988	214
Western Alliance Bancorp	961	83
		481
Health Care – 19.1%
ADMA Biologics *	2,359	35
Alignment Healthcare *	14,876	260
Alphatec Holdings *	13,444	196
Artivion *	6,662	282
GeneDx Holdings, Cl A *	1,577	170
iRhythm Technologies *	1,229	211
Mirum Pharmaceuticals *	1,655	121
Penumbra *	645	163
TransMedics Group *	386	43
Waystar Holding *	3,434	130
		1,611
Industrials – 33.4%
AAON	1,455	136
AeroVironment *	309	97
Astronics *	7,987	364
Bloom Energy, Cl A *	1,406	119
Carpenter Technology	800	196
FTAI Aviation	1,418	237
Karman Holdings *	1,701	123
Knight-Swift Transportation Holdings, Cl A	1,109	44
Loar Holdings *	574	46
MYR Group *	971	202
Planet Labs PBC *	6,973	90
RBC Bearings *	613	239
Saia *	524	157
Standardaero *	3,035	83
Sterling Infrastructure *	1,118	$380
Xometry, Cl A *	5,538	302
		2,815
Information Technology – 21.4%
Aehr Test Systems *	1,411	42
Agilysys *	409	43
Applied Digital *	2,218	51
AvePoint *	4,133	62
Blend Labs, Cl A *	10,274	38
Coherent *	1,276	137
Credo Technology Group Holding *	1,100	160
Impinj *	499	90
JFrog *	2,169	103
Klaviyo, Cl A *	2,474	69
Lattice Semiconductor *	3,226	237
MACOM Technology Solutions Holdings *	2,076	258
Netskope, Cl A *	3,836	87
Pagaya Technologies, Cl A *	3,876	115
Porch Group *	2,334	39
Q2 Holdings *	1,110	80
ServiceTitan, Cl A *	759	77
SiTime *	384	116
		1,804
Materials – 2.0%
MP Materials *	2,520	169

Total Common Stock
(Cost $5,947) (000)		8,137

Total Investments — 96.6%
(Cost $5,947) (000)		$8,137

As of September 30, 2025, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Percentages are based on Net Assets of $8,426 (000).
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.

Cl — Class

The accompanying notes are an integral part of the financial statements.

RiverPark/Next Century Large Growth Fund September 30, 2025

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 98.7%
Communication Services – 10.4%
Alphabet, Cl A	646	$157
Meta Platforms, Cl A	180	132
Netflix *	27	32
Spotify Technology *	51	36
		357
Consumer Discretionary – 9.8%
Amazon.com *	845	186
Carvana, Cl A *	92	35
Dutch Bros, Cl A *	425	22
Tesla *	205	91
		334
Consumer Staples – 2.8%
Costco Wholesale	104	96

Financials – 8.6%
Goldman Sachs Group	128	102
Kinsale Capital Group	81	34
Mastercard, Cl A	84	48
Progressive	65	16
Robinhood Markets, Cl A *	280	40
Visa, Cl A	157	54
		294
Health Care – 2.0%
Boston Scientific *	317	31
Insmed *	261	38
		69
Industrials – 14.8%
Axon Enterprise *	61	44
Boeing *	533	115
Caterpillar	83	40
GE Vernova	69	42
Howmet Aerospace	530	104
Quanta Services	128	53
Saia *	118	35
Vertiv Holdings, Cl A	492	74
		507
Information Technology – 50.3%
Apple	1,183	$301
AppLovin, Cl A *	136	98
Broadcom	524	173
Crowdstrike Holdings, Cl A *	32	16
Guidewire Software *	175	40
Microsoft	712	369
MongoDB, Cl A *	148	46
NVIDIA	2,103	392
Oracle	189	53
ServiceNow *	53	49
Shopify, Cl A *	627	93
Snowflake, Cl A *	420	95
		1,725
Total Common Stock
(Cost $2,542) (000)		3,382

Total Investments — 98.7%
(Cost $2,542) (000)		$3,382

As of September 30, 2025, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Percentages are based on Net Assets of $3,427 (000).
*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (000) September 30, 2025

	RiverPark Large Growth Fund	Wedgewood Fund	RiverPark Short Term High Yield Fund
Assets:
Investments in Securities, at Value (Note 2)	$49,424	$28,954	$724,833
Cash and Cash Equivalents	1,961	1,712	11,765
Receivable for Investment Securities Sold	299	269	2,611
Receivable for Dividend and Interest Income	14	15	9,617
Receivable for Capital Shares Sold	—	3	824
Unrealized Appreciation on Forward Foreign Currency Contracts	—	—	50
Prepaid Expenses	23	24	112
Total Assets	51,721	30,977	749,812
Liabilities:
Payable for Capital Shares Redeemed	174	34	2,132
Payable for Investment Securities Purchased	146	—	4,961
Income Distribution Payable	—	—	275
Unrealized Depreciation on Forward Foreign Currency Contracts	—	—	15
Payable Due to Adviser (Note 4)	27	15	398
Payable for Administrative Services, Retail Class Shares (Note 4)	6	2	11
Payable for Administrative Services, Institutional Class Shares (Note 4)	5	8	123
Payable Due to Administrator (Note 4)	3	2	37
Payable Due to Shareholder Servicing Agent (Note 4)	3	3	23
Chief Compliance Officer Fees Payable (Note 4)	—	—	6
Other Accrued Expenses	20	12	300
Total Liabilities	384	76	8,281
Net Assets	$51,337	$30,901	$741,531
Net Assets Consist of:
Paid-in Capital	$22,214	$14,141	$771,546
Total Distributable Earnings/(Accumulated Losses)	29,123	16,760	(30,015)
Net Assets	$51,337	$30,901	$741,531
Investments in Securities, at Cost	$23,071	$14,873	$728,227
Net Assets - Institutional Class Shares(1)	$37,285,329	$22,813,670	$684,887,360
Net Assets - Retail Class Shares(1)	$14,051,686	$8,086,891	$56,643,226
Institutional Class Shares:
Outstanding Shares of Beneficial Interest(1)
(Unlimited Authorization — No Par Value)	1,185,173	4,084,408	70,855,589
Retail Class Shares:
Outstanding Shares of Beneficial Interest(1)
(Unlimited Authorization — No Par Value)	468,299	1,656,823	5,893,145
Institutional Class Shares:
Net Asset Value, Offering and Redemption
Price Per Share — Institutional Class Shares	$31.46	$5.59	$9.67
Retail Class Shares:
Net Asset Value, Offering and Redemption
Price Per Share — Retail Class Shares	$30.01	$4.88	$9.61

(1)	Shares and Net Assets have not been rounded.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (000) September 30, 2025

	RiverPark Long/Short Opportunity Fund	RiverPark Floating Rate CMBS Fund	RiverPark/Next Century Growth Fund
Assets:
Investments in Securities, at Value (Note 2)	$33,993	$31,098	$8,137
Cash and Cash Equivalents	2,136	1,463	282
Cash Collateral on Swap Contracts	1,110	—	—
Swaps Contracts, at Value (Note 2)	128	—	—
Receivable for Dividend and Interest Income	46	91	1
Receivable for Capital Shares Sold	3	—	—
Prepaid Expenses	15	19	18
Total Assets	37,431	32,671	8,438
Liabilities:
Swaps Contracts, at value (Note 2)	795	—	—
Payable for Capital Shares Redeemed	75	17	—
Income Distribution Payable	—	45	—
Payable Due to Adviser (Note 4)	44	10	3
Payable for Administrative Services, Institutional Class Shares (Note 4)	5	4	1
Payable for Administrative Services, Retail Class Shares (Note 4)	1	1	—
Payable Due to Administrator (Note 4)	2	2	—
Payable Due to Shareholder Servicing Agent (Note 4)	2	1	—
Other Accrued Expenses	18	17	8
Total Liabilities	942	97	12
Net Assets	$36,489	$32,574	$8,426
Net Assets Consist of:
Paid-in Capital	$86,335	$59,661	$6,785
Total Distributable Earnings/(Accumulated Losses)	(49,846)	(27,087)	1,641
Net Assets	$36,489	$32,574	$8,426
Investments in Securities, at Cost	$16,855	$31,022	$5,947
Net Assets - Institutional Class Shares(1)	$31,590,043	$29,955,834	$8,303,118
Net Assets - Retail Class Shares(1)	$4,898,829	$2,618,343	$122,583
Institutional Class Shares:
Outstanding Shares of Beneficial Interest(1)
(Unlimited Authorization — No Par Value)	2,045,762	3,381,133	724,721
Retail Class Shares:
Outstanding Shares of Beneficial Interest(1)
(Unlimited Authorization — No Par Value)	323,947	298,359	10,767
Institutional Class Shares:
Net Asset Value, Offering and Redemption
Price Per Share — Institutional Class Shares	$15.44	$8.86	$11.46
Retail Class Shares:
Net Asset Value, Offering and Redemption
Price Per Share — Retail Class Shares	$15.12	$8.78	$11.39

(1)	Shares and Net Assets have not been rounded.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (000) September 30, 2025

RiverPark/Next Century Large Growth Fund
Assets:
Investments in Securities, at Value (Note 2)	$3,382
Cash and Cash Equivalents	37
Receivable Due from Adviser (Note 4)	2
Prepaid Expenses	8
Total Assets	3,429
Liabilities:
Other Accrued Expenses	2
Total Liabilities	2
Net Assets	$3,427
Net Assets Consist of:
Paid-in Capital	$2,424
Total Distributable Earnings	1,003
Net Assets	$3,427
Investments in Securities, at Cost	$2,542
Net Assets - Institutional Class Shares(1)	$3,425,655
Net Assets - Retail Class Shares(1)	$1,439
Institutional Class Shares:
Outstanding Shares of Beneficial Interest(1)
(Unlimited Authorization — No Par Value)	236,812
Retail Class Shares:
Outstanding Shares of Beneficial Interest(1)
(Unlimited Authorization — No Par Value)	100
Institutional Class Shares:
Net Asset Value, Offering and Redemption
Price Per Share — Institutional Class Shares	$14.47
Retail Class Shares:
Net Asset Value, Offering and Redemption
Price Per Share — Retail Class Shares	$14.39

(1)	Shares and Net Assets have not been rounded.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (000) For the Year Ended September 30, 2025

	RiverPark Large Growth Fund	Wedgewood Fund	RiverPark Short Term High Yield Fund
Investment Income:
Dividends	$295	$206	$3,395
Interest	54	46	40,650
Foreign Taxes Withheld	(3)	(8)	—
Total Investment Income	346	244	44,045
Expenses:
Investment Advisory Fees (Note 4)	304	199	4,907
Shareholder Service Fees, Retail Class Shares (Note 4)	34	20	114
Administrative Services Fee, Institutional Class Shares (Note 4)	32	27	738
Administrative Services Fee, Retail Class Shares (Note 4)	15	5	60
Administrator Fees (Note 4)	28	18	453
Trustees’ Fees (Note 4)	6	4	99
Chief Compliance Officer Fees (Note 4)	5	3	78
Registration Fees	37	39	50
Transfer Agent Fees	15	10	238
Professional Fees	12	8	201
Printing Fees	6	4	90
Custodian Fees	2	1	36
Prime Broker Fee	—	—	55
Insurance and Other Fees	17	13	268
Total Expenses	513	351	7,387
Fees Waived by Adviser (Note 4)	(10)	(25)	—
Net Expenses	503	326	7,387
Net Investment Income (Loss)	(157)	(82)	36,658
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) From:
Investments	3,841	3,273	(443)
Forward Foreign Currency Contracts	—	—	658
Foreign Currency Transactions	—	—	(46)
Net Realized Gain	3,841	3,273	169
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	3,973	589	(1,989)
Forward Foreign Currency Contracts	—	—	155
Foreign Currency Translation	—	—	1
Net Change in Unrealized Appreciation (Depreciation)	3,973	589	(1,833)
Net Realized and Unrealized Gain (Loss)	7,814	3,862	(1,664)
Net Increase in Net Assets Resulting from Operations	$7,657	$3,780	$34,994

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (000) For the Year Ended September 30, 2025

	RiverPark Long/Short Opportunity Fund	RiverPark Floating Rate CMBS Fund	RiverPark/Next Century Growth Fund
Investment Income:
Dividends	$220	$—	$14
Interest	160	2,158	10
Foreign Taxes Withheld	(2)	—	—
Total Investment Income	378	2,158	24
Expenses:
Investment Advisory Fees (Note 4)	561	213	100
Shareholder Service Fees, Retail Class Shares (Note 4)	15	6	—
Administrative Services Fee, Institutional Class Shares (Note 4)	30	14	12
Administrative Services Fee, Retail Class Shares (Note 4)	8	4	—
Administrator Fees (Note 4)	22	20	7
Trustees’ Fees (Note 4)	5	4	2
Chief Compliance Officer Fees (Note 4)	4	3	2
Registration Fees	38	37	51
Transfer Agent Fees	12	10	4
Professional Fees	10	9	4
Printing Fees	6	4	2
Custodian Fees	2	1	7
Insurance and Other Fees	21	32	7
Total Expenses	734	357	198
Fees Waived by Adviser (Note 4)	(32)	(69)	(54)
Net Expenses	702	288	144
Net Investment Income (Loss)	(324)	1,870	(120)
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) From:
Investments	6,687	(7)	756
Swap Contracts	(645)	—	—
Net Realized Gain (Loss)	6,042	(7)	756
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(1,375)	214	497
Swap Contracts	266	—	—
Net Change in Unrealized Appreciation (Depreciation)	(1,109)	214	497
Net Realized and Unrealized Gain	4,933	207	1,253
Net Increase in Net Assets Resulting from Operations	$4,609	$2,077	$1,133

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statement of Operations (000) For the Year Ended September 30, 2025

RiverPark/Next Century Large Growth Fund
Investment Income:
Dividends	$10
Interest	2
Total Investment Income	12
Expenses:
Investment Advisory Fees (Note 4)	19
Shareholder Services Fee, Retail Class Shares (Note 4)	—
Administrative Services Fee, Institutional Class Shares (Note 4)	—
Administrative Services Fee, Retail Class Shares (Note 4)	—
Administrator Fees (Note 4)	2
Trustees’ Fees (Note 4)	—
Chief Compliance Officer Fees (Note 4)	—
Registration Fees	36
Organizational and Offering Costs (Note 2)	14
Custodian Fees	2
Transfer Agent Fees	1
Professional Fees	1
Printing Fees	—
Insurance and Other Fees	4
Total Expenses	79
Fees Waived by Adviser (Note 4)	(19)
Reimbursement from Adviser (Note 4)	(31)
Net Expenses	29
Net Investment Loss	(17)
Net Realized and Unrealized Gain (Loss):
Net Realized Gain From:
Investments	188
Net Realized Gain	188
Net Change in Unrealized Appreciation on:
Investments	377
Net Change in Unrealized Appreciation	377
Net Realized and Unrealized Gain	565
Net Increase in Net Assets Resulting from Operations	$548

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (000)

	RiverPark Large Growth Fund		Wedgewood Fund
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024
Operations:
Net Investment Loss	$(157)	$(158)	$(82)	$(77)
Net Realized Gain	3,841	4,094	3,273	4,403
Net Change in Unrealized Appreciation	3,973	9,692	589	4,524
Net Increase in Net Assets Resulting from Operations	7,657	13,628	3,780	8,850

Distributions:
Institutional Class Shares	(2,204)	—	(3,209)	(453)
Retail Class Shares	(964)	—	(1,287)	(169)
Total Distributions to Shareholders	(3,168)	—	(4,496)	(622)
Capital Share Transactions:
Institutional Class Shares:
Shares Issued	1,708	209	2,612	2,636
Shares Issued as Reinvestment of Distributions	2,180	—	3,135	443
Shares Redeemed	(1,565)	(2,923)	(4,789)	(6,821)
Net Increase (Decrease) in Net Assets from Institutional Class Shares Transactions	2,323	(2,714)	958	(3,742)
Retail Class Shares:
Shares Issued	900	2,276	332	94
Shares Issued as Reinvestment of Distributions	881	—	1,257	166
Shares Redeemed	(2,002)	(4,632)	(1,239)	(1,401)
Net Increase (Decrease) in Net Assets from Retail Class Shares Transactions	(221)	(2,356)	350	(1,141)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	2,102	(5,070)	1,308	(4,883)
Net Increase in Net Assets	6,591	8,558	592	3,345
Net Assets:
Beginning of year	44,746	36,188	30,309	26,964
End of year	$51,337	$44,746	$30,901	$30,309
Shares Issued and Redeemed:
Institutional Class Shares:
Shares Issued	60	8	486	493
Shares Issued as Reinvestment of Distributions	75	—	579	96
Shares Redeemed	(54)	(122)	(893)	(1,350)
Net Increase (Decrease) in Institutional Class Shares	81	(114)	172	(761)
Retail Class Shares:
Shares Issued	33	96	71	21
Shares Issued as Reinvestment of Distributions	32	—	265	41
Shares Redeemed	(74)	(186)	(267)	(329)
Net Increase (Decrease) in Retail Class Shares	(9)	(90)	69	(267)
Net Increase (Decrease) in Share Transactions	72	(204)	241	(1,028)

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (000)

	RiverPark Short Term High Yield Fund		RiverPark Long/Short Opportunity Fund
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024
Operations:
Net Investment Income (Loss)	$36,658	$44,058	$(324)	$(306)
Net Realized Gain	169	559	6,042	7,271
Net Change in Unrealized Appreciation (Depreciation)	(1,833)	2,955	(1,109)	4,301
Net Increase in Net Assets Resulting from Operations	34,994	47,572	4,609	11,266

Distributions:
Institutional Class Shares	(34,645)	(43,411)	—	—
Retail Class Shares	(2,199)	(1,184)	—	—
Total Distributions to Shareholders	(36,844)	(44,595)	—	—
Capital Share Transactions:
Institutional Class Shares:
Shares Issued	147,993	181,248	641	4,225
Shares Issued as Reinvestment of Distributions	31,064	39,507	—	—
Shares Redeemed	(252,360)	(215,764)	(5,453)	(13,738)
Net Increase (Decrease) in Net Assets from Institutional Class Shares Transactions	(73,303)	4,991	(4,812)	(9,513)
Retail Class Shares:
Shares Issued	39,353	10,413	134	2,383
Shares Issued as Reinvestment of Distributions	2,163	1,140	—	—
Shares Redeemed	(11,021)	(5,769)	(3,381)	(6,491)
Net Increase (Decrease) in Net Assets from Retail Class Shares Transactions	30,495	5,784	(3,247)	(4,108)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(42,808)	10,775	(8,059)	(13,621)
Net Increase (Decrease) in Net Assets	(44,658)	13,752	(3,450)	(2,355)
Net Assets:
Beginning of year	786,189	772,437	39,939	42,294
End of year	$741,531	$786,189	$36,489	$39,939
Shares Issued and Redeemed:
Institutional Class Shares:
Shares Issued	15,254	18,701	45	356
Shares Issued as Reinvestment of Distributions	3,210	4,084	—	—
Shares Redeemed	(26,023)	(22,258)	(380)	(1,098)
Net Increase (Decrease) in Institutional Class Shares	(7,559)	527	(335)	(742)
Retail Class Shares:
Shares Issued	4,074	1,078	10	196
Shares Issued as Reinvestment of Distributions	225	118	—	—
Shares Redeemed	(1,143)	(598)	(241)	(522)
Net Increase (Decrease) in Retail Class Shares	3,156	598	(231)	(326)
Net Increase (Decrease) in Share Transactions	(4,403)	1,125	(566)	(1,068)

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (000)

	RiverPark Floating Rate CMBS Fund		RiverPark/Next Century Growth Fund
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024
Operations:
Net Investment Income (Loss)	$1,870	$2,428	$(120)	$(77)
Net Realized Gain (Loss)	(7)	(255)	756	(1,027)
Net Change in Unrealized Appreciation	214	708	497	1,862
Net Increase in Net Assets Resulting from Operations	2,077	2,881	1,133	758

Distributions:
Institutional Class Shares	(1,714)	(2,229)	(43)	—
Retail Class Shares	(137)	(162)	—	—
Total Distributions to Shareholders	(1,851)	(2,391)	(43)	—
Capital Share Transactions:
Institutional Class Shares:
Shares Issued	2,420	3,966	189	12,736
Shares Issued as Reinvestment of Distributions	1,193	1,547	43	—
Shares Redeemed	(4,259)	(10,340)	(8,059)	(536)
Net Increase (Decrease) in Net Assets from Institutional Class Shares Transactions	(646)	(4,827)	(7,827)	12,200
Retail Class Shares:
Shares Issued	1,128	3,223	55	71
Shares Issued as Reinvestment of Distributions	135	159	—	—
Shares Redeemed	(977)	(2,435)	(16)	(34)
Net Increase in Net Assets from Retail Class Shares Transactions	286	947	39	37
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(360)	(3,880)	(7,788)	12,237
Net Increase (Decrease) in Net Assets	(134)	(3,390)	(6,698)	12,995
Net Assets:
Beginning of year	32,708	36,098	15,124	2,129
End of year	$32,574	$32,708	$8,426	$15,124
Shares Issued and Redeemed:
Institutional Class Shares:
Shares Issued	273	453	18	1,282
Shares Issued as Reinvestment of Distributions	135	178	4	—
Shares Redeemed	(481)	(1,193)	(756)	(55)
Net Increase (Decrease) in Institutional Class Shares	(73)	(562)	(734)	1,227
Retail Class Shares:
Shares Issued	129	373	5	7
Shares Issued as Reinvestment of Distributions	15	18	—	—
Shares Redeemed	(112)	(281)	(1)	(3)
Net Increase in Retail Class Shares	32	110	4	4
Net Increase (Decrease) in Share Transactions	(41)	(452)	(730)	1,231

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (000)

	RiverPark/Next Century Large Growth Fund
	Year Ended September 30, 2025	Period Ended September 30, 2024*
Operations:
Net Investment Loss	$(17)	$(10)
Net Realized Gain (Loss)	188	(12)
Net Change in Unrealized Appreciation	377	463
Net Increase in Net Assets Resulting from Operations	548	441
Capital Share Transactions:
Institutional Class Shares:
Shares Issued	275	2,175
Shares Redeemed	(13)	—
Net Increase in Net Assets from Institutional Class Shares Transactions	262	2,175
Retail Class Shares:
Shares Issued	—	1
Net Increase in Net Assets from Retail Class Shares Transactions	—	1
Net Increase in Net Assets from Capital Share Transactions	—	2,176
Net Increase in Net Assets	810	2,617
Net Assets:
Beginning of year/period	2,617	—
End of year/period	$3,427	$2,617
Shares Issued and Redeemed:
Institutional Class Shares:
Shares Issued	22	216
Shares Redeemed	(1)	—
Net Increase in Institutional Class Shares	21	216
Retail Class Shares:
Net Increase in Share Transactions	21	216

*	Commenced operations on close of business December 29, 2023.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

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Financial Highlights For a Share Outstanding Throughout Each Year Ended September 30,

	Net Asset Value, Beginning of Year	Net Investment Income (Loss) (1)	Realized and Unrealized Gains (Losses)	Total from Investment Operations	Distributions of Dividends from Net Investment Income		Distributions from Net Realized Gains	Total Distributions
RiverPark Large Growth Fund
Institutional Class Shares
2025	$28.65	$(0.08)	$4.92	$4.84	$—		$(2.03)	$(2.03)
2024	20.52	(0.08)	8.21	8.13	—		—	—
2023	15.83	(0.11)	4.80	4.69	—	(2)	—	—
2022	35.40	(0.16)	(15.33)	(15.49)	—		(4.08)	(4.08)
2021	28.43	(0.16)	9.24	9.08	—		(2.11)	(2.11)
Retail Class Shares
2025	$27.48	$(0.14)	$4.70	$4.56	$—		$(2.03)	$(2.03)
2024	19.73	(0.13)	7.88	7.75	—		—	—
2023	15.26	(0.15)	4.62	4.47	—		—	—
2022	34.36	(0.23)	(14.79)	(15.02)	—		(4.08)	(4.08)
2021	27.73	(0.25)	8.99	8.74	—		(2.11)	(2.11)
Wedgewood Fund
Institutional Class Shares
2025	$5.69	$(0.01)	$0.73	$0.72	$—		$(0.82)	$(0.82)
2024	4.26	(0.01)	1.54	1.53	—		(0.10)	(0.10)
2023	4.05	(0.01)	0.81	0.80	—		(0.59)	(0.59)
2022	5.86	(0.01)	(1.10)	(1.11)	—		(0.70)	(0.70)
2021	8.33	(0.02)	1.84	1.82	—		(4.29)	(4.29)
Retail Class Shares
2025	$5.08	$(0.02)	$0.64	$0.62	$—		$(0.82)	$(0.82)
2024	3.82	(0.02)	1.38	1.36	—		(0.10)	(0.10)
2023	3.70	(0.02)	0.73	0.71	—		(0.59)	(0.59)
2022	5.42	(0.02)	(1.00)	(1.02)	—		(0.70)	(0.70)
2021	8.01	(0.03)	1.73	1.70	—		(4.29)	(4.29)

The accompanying notes are an integral part of the financial statements.

Net Asset Value, End of Year	Total Return*	Net Asset Value, End of Year (000)	Ratio of Net Expenses to Average Net Assets	Ratio of Total Expenses to Average Net Assets, Excluding Advisor Waiver Recapture	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$31.46	17.47%	$37,285	1.00%	1.02%	(0.26)%	19%
28.65	39.62	31,641	1.00	1.02	(0.30)	21
20.52	29.64	24,999	1.00	1.01	(0.57)	20
15.83	(49.30)	20,731	0.95	0.95	(0.64)	89
35.40	33.14	39,489	0.91	0.91	(0.46)	36

$30.01	17.18%	$14,052	1.25%	1.28%	(0.51)%	19%
27.48	39.28	13,105	1.25	1.29	(0.55)	21
19.73	29.29	11,189	1.25	1.31	(0.81)	20
15.26	(49.44)	14,274	1.23	1.23	(0.90)	89
34.36	32.73	49,259	1.20	1.20	(0.76)	36

$5.59	13.12%	$22,814	1.00%	1.10%	(0.20)%	23%
5.69	36.46	22,251	1.00	1.09	(0.20)	13
4.26	21.73	19,884	1.00	1.09	(0.21)	15
4.05	(22.35)	19,682	1.00	1.01	(0.28)	21
5.86	34.93	30,901	0.95	0.95	(0.27)	16

$4.88	12.67%	$8,087	1.25%	1.29%	(0.45)%	23%
5.08	36.20	8,058	1.25	1.32	(0.45)	13
3.82	21.33	7,080	1.25	1.34	(0.46)	15
3.70	(22.52)	7,053	1.25	1.26	(0.53)	21
5.42	34.66	10,372	1.24	1.24	(0.56)	16

*	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares.
(1)	Per share data was calculated using average shares for the period.
(2)	Amount represents less than $0.01 per share.

The accompanying notes are an integral part of the financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year Ended September 30,

	Net Asset Value, Beginning of Year	Net Investment Income (Loss) (1)	Realized and Unrealized Gains (Losses)	Total from Investment Operations	Distributions of Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
RiverPark Short Term High Yield Fund
Institutional Class Shares
2025	$9.69	$0.47	$(0.01)	$0.46	$(0.48)	$—	$(0.48)
2024	9.65	0.55	0.04	0.59	(0.55)	—	(0.55)
2023	9.63	0.46	0.08	0.54	(0.52)	—	(0.52)
2022	9.67	0.19	(0.02)	0.17	(0.21)	—	(0.21)
2021	9.65	0.19	0.02 (2)	0.21	(0.19)	—	(0.19)
Retail Class Shares
2025	$9.64	$0.45	$(0.03)	$0.42	$(0.45)	$—	$(0.45)
2024	9.61	0.52	0.04	0.56	(0.53)	—	(0.53)
2023	9.59	0.42	0.10	0.52	(0.50)	—	(0.50)
2022	9.63	0.16	(0.01)	0.15	(0.19)	—	(0.19)
2021	9.61	0.17	0.02 (2)	0.19	(0.17)	—	(0.17)
RiverPark Long/Short Opportunity Fund
Institutional Class Shares
2025	$13.65	$(0.12)	$1.91	$1.79	$—	$—	$—
2024	10.60	(0.08)	3.13	3.05	—	—	—
2023	8.46	(0.12)	2.26	2.14	—	—	—
2022	19.46	(0.20)	(10.80)	(11.00)	—	—	—
2021	16.59	(0.24)	3.11	2.87	—	—	—
Retail Class Shares
2025	$13.39	$(0.14)	$1.87	$1.73	$—	$—	$—
2024	10.42	(0.10)	3.07	2.97	—	—	—
2023	8.32	(0.13)	2.23	2.10	—	—	—
2022	19.19	(0.25)	(10.62)	(10.87)	—	—	—
2021	16.41	(0.28)	3.06	2.78	—	—	—

The accompanying notes are an integral part of the financial statements.

Net Asset Value, End of Year	Total Return*	Net Asset Value, End of Year (000)	Ratio of Net Expenses to Average Net Assets	Ratio of Total Expenses to Average Net Assets, Excluding Advisor Waiver Recapture	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$9.67	4.82%	$684,888	0.96%	0.96%	4.87%	438%
9.69	6.30	759,798	0.94	0.94	5.63	418
9.65	5.78	751,883	0.92	0.92	4.72	372
9.63	1.82	896,699	0.90	0.90	1.99	164
9.67	2.19	1,118,494	0.89	0.89	1.95	158

$9.61	4.48%	$56,643	1.24%	1.24%	4.64%	438%
9.64	5.97	26,391	1.20	1.20	5.37	418
9.61	5.54	20,554	1.19	1.19	4.42	372
9.59	1.56	28,191	1.17	1.17	1.67	164
9.63	1.95	66,020	1.14	1.14	1.76	158

$15.44	13.11%	$31,590	1.85%	1.91%	(0.84)%	20%
13.65	28.77	32,508	1.85	1.89	(0.66)	10
10.60	25.30	33,113	1.85	1.89	(1.21)	17
8.46	(56.53)	81,623	1.75	1.75	(1.40)	51
19.46	17.30	452,886	1.73	1.73	(1.29)	33

$15.12	12.92%	$4,899	2.00%	2.19%	(0.99)%	20%
13.39	28.50	7,431	2.00	2.17	(0.81)	10
10.42	25.24	9,181	2.00	2.14	(1.36)	17
8.32	(56.64)	10,305	2.00	2.04	(1.67)	51
19.19	16.94	71,339	2.00	2.03	(1.52)	33

*	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares.
(1)	Per share data was calculated using average shares for the period.
(2)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year Ended September 30,

	Net Asset Value, Beginning of Year	Net Investment Income (Loss) (1)	Realized and Unrealized Gains (Losses)		Total from Investment Operations	Distributions of Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
RiverPark Floating Rate CMBS Fund
Institutional Class Shares
2025	$8.80	$0.51	$0.05		$0.56	$(0.50)	$—	$(0.50)
2024	8.66	0.66	0.14		0.80	(0.66)	—	(0.66)
2023	8.44	0.63	0.22		0.85	(0.63)	—	(0.63)
2022	8.93	0.24	(0.50)		(0.26)	(0.23)	—	(0.23)
2021	9.02	0.22	(0.08	)(2)	0.14	(0.23)	—	(0.23)
Retail Class Shares
2025	$8.73	$0.47	$0.06		$0.53	$(0.48)	$—	$(0.48)
2024	8.61	0.62	0.14		0.76	(0.64)	—	(0.64)
2023	8.41	0.61	0.20		0.81	(0.61)	—	(0.61)
2022	8.91	0.21	(0.51)		(0.30)	(0.20)	—	(0.20)
2021	9.01	0.18	(0.07	)(2)	0.11	(0.21)	—	(0.21)
RiverPark/Next Century Growth Fund
Institutional Class Shares
2025	$10.31	$(0.10)	$1.28		$1.18	$(0.03)	$—	$(0.03)
2024	9.05	(0.09)	1.35		1.26	—	—	—
2023(3)	10.00	(0.01)	(0.94)		(0.95)	—	—	—
Retail Class Shares
2025	$10.26	$(0.13)	$1.28		$1.15	$(0.02)	$—	$(0.02)
2024	9.03	(0.11)	1.34		1.23	—	—	—
2023(3)	10.00	(0.02)	(0.95)		(0.97)	—	—	—
RiverPark/Next Century Large Growth Fund
Institutional Class Shares
2025	$12.10	$(0.08)	$2.45		$2.37	$—	$—	$—
2024(4)	10.00	(0.04)	2.14		2.10	—	—	—
Retail Class Shares
2025	$12.07	$(0.11)	$2.43		$2.32	$—	$—	$—
2024(4)	10.00	(0.07)	2.14		2.07	—	—	—

The accompanying notes are an integral part of the financial statements.

Net Asset Value, End of Year	Total Return*	Net Asset Value, End of Year (000)	Ratio of Net Expenses to Average Net Assets	Ratio of Total Expenses to Average Net Assets, Excluding Advisor Waiver Recapture	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$8.86	6.55%	$29,956	0.85%	1.06%	5.73%	25%
8.80	9.56	30,387	0.85	1.05	7.59	36
8.66	10.24	34,756	0.85	0.99	7.32	42
8.44	(2.98)	34,945	0.85	0.96	2.70	27
8.93	1.61	44,527	0.85	0.94	2.44	45

$8.78	6.22%	$2,618	1.25%	1.42%	5.32%	25%
8.73	9.11	2,321	1.25	1.40	7.09	36
8.61	9.89	1,342	1.25	1.34	7.12	42
8.41	(3.34)	1,260	1.25	1.30	2.39	27
8.91	1.24	1,566	1.25	1.29	2.04	45

$11.46	11.46%	$8,303	1.15%	1.58%	(0.96)%	93%
10.31	13.92	15,051	1.15	2.05	(0.90)	85
9.05	(9.50)	2,098	1.15	6.18	(0.55)	9

$11.39	11.18%	$123	1.40%	1.89%	(1.22)%	93%
10.26	13.62	73	1.40	3.13	(1.17)	85
9.03	(9.70)	31	1.40	5.89	(0.78)	9

$14.47	19.59%	$3,426	1.00%	2.71%	(0.62)%	75%
12.10	21.00	2,616	1.00	3.97	(0.52)	21

$14.39	19.22%	$1	1.25%	2.81%	(0.90)%	75%
12.07	20.70	1	1.25	3.92	(0.81)	21

*	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares.
(1)	Per share data was calculated using average shares for the period.
(2)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)	Commenced operations on June 30, 2023. All ratios for the period have been annualized, except for the Total Return and Portfolio Turnover Rate.
(4)	Commenced operations on December 29, 2023. All ratios for the period have been annualized, except for the Total Return and Portfolio Turnover Rate.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements September 30, 2025

1. Organization

RiverPark Funds Trust (the “Trust”), was formed on June 22, 2010 as an open-end registered management investment company under the Investment Act of 1940. As of September 30, 2025, the Trust was comprised of seven funds: the RiverPark Large Growth Fund, Wedgewood Fund, RiverPark Short Term High Yield Fund, RiverPark Long/Short Opportunity Fund, RiverPark Floating Rate CMBS Fund, RiverPark/Next Century Growth Fund and the RiverPark/Next Century Large Growth Fund (each a “Fund” and collectively the “Funds”). The investment objective of the RiverPark Large Growth Fund, Wedgewood Fund and RiverPark/Next Century Growth Fund and the RiverPark/Next Century Large Growth Fund is to seek long term capital appreciation. The investment objective of the RiverPark Short Term High Yield Fund and the RiverPark Floating Rate CMBS Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the RiverPark Long/Short Opportunity Fund is to seek long-term capital appreciation while managing downside volatility. Each of the Funds is diversified with the exception of the Wedgewood Fund, the RiverPark Floating Rate CMBS, and the RiverPark/Next Century Large Growth Fund which are non-diversified. Each Fund is registered to offer Institutional Class Shares and Retail Class Shares. Each of the Funds, except the RiverPark Short Term High Yield Fund, the RiverPark Floating Rate CMBS Fund, RiverPark/Next Century Growth Fund and RiverPark/Next Century Large Growth Fund, have registered Class C Shares but they are not intended to be offered at this time. Each class differs as to ongoing fees.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

Valuation of Investments — Securities listed on a national securities exchange or traded on the NASDAQ system are valued on their last sale price. Portfolio securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price on each business day for the New York Stock Exchange (“NYSE”). If there is no such reported sale on an exchange or NASDAQ, the portfolio security will be valued at the mean between the most recent quoted bid and asked price. Price information on listed securities is taken from the exchange where the security is primarily traded. Other equity securities and debt securities for which market quotations are readily available are valued at the mean between their bid and asked price, except that debt securities maturing within 60 days are valued on an amortized cost basis. Debt securities are valued according to the broadest and most representative market, which will ordinarily be over-the-counter. Debt securities may be valued based on prices provided by a pricing service when such prices are believed to reflect the fair value of such securities. Securities for which market quotations are not readily available are required to be fair valued under the 1940 Act.

Rule 2a-5 under the 1940 Act, set forth requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available.

RiverPark Advisors, LLC (“RiverPark”) serves as the Funds’ investment adviser (the “Adviser”). Pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees has designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Funds through a Fair Value Committee established by the Adviser and approved Adviser Fair Value Procedures for the Funds.

To the extent that a Fund invests in non-U.S. dollar denominated securities, the value of all assets and liabilities not denominated in United States dollars will be translated into United States dollars on the valuation date. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the

Notes to Financial Statements September 30, 2025

2. Summary of Significant Accounting Policies (continued)

close of business on each day the NYSE is open for business (a “business day”). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in various foreign markets on days, which are not business days in New York, and on which net asset value is not calculated. Such calculation does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the NYSE will not be reflected in a Fund’s calculation of net assets unless the Trustees deem that the particular event would materially affect net asset value, in which case an adjustment will be made. No such adjustments were made for the year ended September 30, 2025.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using forward rates provided by an independent source.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, are recorded as an unrealized gain or loss in the Statements of Operations.

In accordance with the authoritative guidance on fair value measurement and disclosure under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

●	Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value.

Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For details of the investment classification, refer to the Schedules of Investments, lists of open forward currency contracts, and list of open swap contracts.

Written/Purchased Options — Each of the Funds may purchase call and put options on securities to seek capital growth or for hedging purposes. Each Fund may also write and sell covered call and put options as well as purchase and write options on stock indices (such as the S&P 500 Index) listed on domestic or foreign securities exchanges or traded in the over-the-counter market for hedging purposes. Additionally, the RiverPark Long/Short Opportunity Fund may sell uncovered call and put options on securities and stock indices. For the year ended September 30, 2025, the Funds did not transact in any options.

Notes to Financial Statements September 30, 2025

2. Summary of Significant Accounting Policies (continued)

The RiverPark Long/Short Opportunity Fund may invest up to 50% of the value of their assets, represented by premiums paid, to purchase call and put options on securities and securities indices. The Fund may write covered call and put options on securities and securities indices, so long as the aggregate nominal value does not exceed 200% of the value of its assets.

An option on a security provides the purchaser, or “holder,” with the right, but not the obligation, to purchase, in the case of a “call” option, or sell, in the case of a “put” option, the security or securities underlying the option, for a fixed exercise price up to a stated expiration date. The holder pays a nonrefundable purchase price for the option, known as the “premium.” The maximum amount of risk the purchaser of the option assumes is equal to the premium plus related transaction costs, although the entire amount may be lost. The risk of the seller, or “writer,” however, is potentially unlimited, unless the option is “covered,” which is generally accomplished through the writer’s ownership of the underlying security, in the case of a call option, or the writer’s segregation of an amount of cash or securities equal to the exercise price, in the case of a put option. If the writer’s obligation is not covered, it is subject to the risk of the full change in value of the underlying security from the time the option is written until exercise.

The realized and unrealized gain (loss) from purchased and written options, if any, are disclosed separately on the Statements of Operations.

Swap Agreements — The Funds may invest in equity-linked securities, including, but not limited to, participation notes, certificates, and equity swaps. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or a single stock. To the extent that the Funds invest in equity-linked securities whose return corresponds to the performance of a foreign security index or one or more foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign securities and subject to each Fund’s restrictions on investments in foreign securities.

Equity swaps allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (for example, a group of equity securities or an index) for a component of return on another non-equity or equity investment. An equity swap may be used by a Fund to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment may be restricted for legal reasons or is otherwise deemed impractical or disadvantageous. Equity swaps may also be used for hedging purposes or to seek to increase exposure and total return. A Fund’s ability to enter into certain swap transactions may be limited by tax considerations. The counterparty to an equity swap contract will typically be a bank, investment banking firm or broker/dealer.

Equity swaps are derivatives and their value can be very volatile. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the counterparty to an equity swap defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive. As some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the cost of the underlying asset without the use of leverage. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates. To the extent that the Adviser does not accurately analyze and predict the potential relative fluctuation of the components swapped with another party, a Fund may suffer a loss. As equity swaps can be illiquid, a Fund may be unable to terminate its obligations when desired. When entering into swap contracts, a Fund must “set aside” liquid assets, or engage in other appropriate measures to “cover” its obligation under the swap contract.

Swaps are marked-to-market daily and are valued at the unrealized appreciation or depreciation on the instrument based upon quotations from market makers or a pricing service and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statements of Operations. Periodic reset payments on the total return swap are

Notes to Financial Statements September 30, 2025

2. Summary of Significant Accounting Policies (continued)

inclusive of interest, commissions and dividends, all of which are recorded as part of the net realized gains and losses in the Statements of Operations. For the year ended September 30, 2025, (subject to equity risk exposure) the average daily notional value of equity swaps for the Long/Short Opportunity Fund was as follows (000):

RiverPark Long/Short Opportunity Fund
Average Daily Notional Value Long	$2,016
Average Daily Notional Value Short	$7,632

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Funds in the future, or requires increased fees, which could impair the Funds’ ability to achieve their investment objective. A counterparty may also increase its collateral requirements, which may limit the Funds’ ability to use leverage and reduce investment returns. In addition, if the Funds cannot locate a counterparty willing to enter into transactions with the Funds, they will not be able to implement their investment strategy. For the year ended September 30, 2025, the RiverPark Long/Short Opportunity Fund entered into swap agreements with only one counterparty, Goldman Sachs International.

To reduce counterparty risk with respect to Over-the-Counter (“OTC”) transactions, the Funds have entered into master netting arrangements, established within the Funds’ International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in purchased equity options and swaps for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

The following is a summary by counterparty of the market value of swap agreements and collateral (received)/pledged for the RiverPark Long/Short Opportunity Fund as of September 30, 2025 (000)*†:

			Gross Amounts not offset in the Statements of Assets and Liabilities
Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments for Offset	Cash Collateral Received (Pledged)*	Net Amount
$128	$–	$128	$(128)	$–	$–

			Gross Amounts not offset in the Statements of Assets and Liabilities
Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments for Offset	Cash Collateral Received (Pledged)*	Net Amount
$(795)	$–	$(795)	$128	$1,110	$443

†

Net exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from swaps can only be netted across transactions governed under the same master agreement with the same legal entity.

Notes to Financial Statements September 30, 2025

2. Summary of Significant Accounting Policies (continued)

*

Collateral received/pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amount received/pledged may exceed this amount and may fluctuate in value.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

Master Limited Partnerships — The Funds may invest in master limited partnerships (“MLPs”). MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include interest, dividend, real property rent, gain from sale or other disposition of real property and income from activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. MLPs that are formed as limited liability companies generally have two analogous classes of owners, the managing member and the members. For purposes of this section, references to general partners also apply to managing members and references to limited partners also apply to members. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an equity interest of as much as 2% in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the MLP through ownership of common units and have a limited role in the MLP’s operations and management.

An investment in MLP units involves certain risks which differ from an investment in the securities of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments. As a partnership, an MLP has no tax liability at the entity level. If, as a result of a change in current law or a change in an MLP’s business, an MLP were treated as a corporation for federal income tax purposes, such MLP would be obligated to pay federal income tax on its income at the corporate tax rate. If an MLP were classified as a corporation for federal income tax purposes, the amount of cash available for distribution by the MLP would be reduced and distributions received by investors would be taxed under federal income tax laws applicable to corporate dividends (as dividend income, return of capital, or capital gain). Therefore, treatment of an MLP as a corporation for federal income tax purposes would result in a reduction in the after-tax return to investors, likely causing a reduction in the value of the Funds’ shares. Dividends from MLPs are recorded on the ex-dividend date.

Investment Transactions — Security transactions are accounted for on the trade date, the date the order to buy or sell is executed. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Discounts or premiums are accreted or amortized to interest income using the effective interest method. Interest income is recognized on the accrual basis from settlement date. Dividend income and expenses and other distributions are recorded on the ex-dividend date, except certain dividends and distributions from foreign securities

Notes to Financial Statements September 30, 2025

2. Summary of Significant Accounting Policies (continued)

which are recorded as soon as a Fund is informed after the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Defaulted Investments — Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses — Expenses of the Trust that can be directly attributed to a particular Fund are borne by that Fund. Expenses which cannot be directly attributed to a Fund are apportioned among the Funds of the Trust based on the number of Funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — Each Fund may, but is not obligated to, enter into forward foreign currency exchange contracts (“forward contracts”) in order to protect against uncertainty in the level of future foreign exchange rates in the purchases and sale of securities. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for commissions, they do realize a profit based on the difference between the price at which they are buying and selling various currencies. Although forward contracts are intended to minimize currency risk — the risk of loss due to a decline in the value of the hedged currencies — at the same time, they tend to limit any potential gain which might result should the value of such currencies increase. As of September 30, 2025, the Funds did hold forward contracts as currency hedges against foreign bonds. It is the Funds’ policy to present the gross unrealized appreciation and gross unrealized depreciation of the forward contracts separately on the Statements of Assets and Liabilities, as the Funds do not have a master netting agreement with the counterparty to the forward contracts. As of September 30, 2025, the RiverPark Short Term High Yield Fund entered into one-month forward contracts with one counterparty, Brown Brothers Harriman. In accordance with this policy, to the extent there are any open foreign currency contracts, the unrealized appreciation and depreciation as of September 30, 2025 is presented as such in the Statements of Assets and Liabilities. Realized and change in unrealized gains (losses) resulting from forward foreign currency contracts transacted during the year will be disclosed separately on the Statements of Operations.

For the year ended September 30, 2025, subject to currency risk exposure, the average balances of the forward contracts were as follows (000):

Average Monthly Notional Contracts:
RiverPark Short Term High Yield Fund	$3,769

Notes to Financial Statements September 30, 2025

2. Summary of Significant Accounting Policies (continued)

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders annually for the RiverPark Large Growth Fund, Wedgewood Fund, RiverPark Long/Short Opportunity Fund, RiverPark/Next Century Growth Fund and RiverPark/Next Century Large Growth Fund and declared and paid monthly for the RiverPark Short Term High Yield Fund and the RiverPark Floating Rate CMBS Fund. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.

Income Taxes — Each Fund intends to qualify or continue to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of, and changes to, tax laws, regulations and interpretations thereof.

As of and during the year ended September 30, 2025, the Funds did not have a tax liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any significant interest or penalties.

Cash and Cash Equivalents — Cash equivalents include short-term, highly liquid investments with a maturity date at time of purchase of three months or less. The Funds maintain cash and cash equivalent balances which, at times during the period, exceeded the $250,000 amount insured by the Federal Deposit Insurance Corporation. The Manager manages the risk of loss by banking with major institutions.

Organizational and Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Funds. During the year ended September 30, 2025, the RiverPark/Next Century Large Growth Fund expensed $14 (000) organizational and offering costs. Organizational costs and the initial registration statement as well as billings for services rendered by Fund counsel, are expensed as incurred.

3. Derivative Transactions

The following tables include exposure by type of risk on derivatives held throughout the year.

The fair value of derivative instruments as of September 30, 2025, was as follows:

RiverPark Short-Term High Yield Fund

	Derivative Assets		Derivatives Liabilities
	Statement of Assets and Liability Location	Fair Value (000)	Statement of Assets and Liability Location	Fair Value (000)
Derivatives not accounted for as hedging instruments under GAAP:
Forward foreign currency contracts (Currency Risk)	Unrealized appreciation on forward foreign currency contracts	$50	Unrealized depreciation on forward foreign currency contracts	$(15)
Total Derivatives not accounted for as hedging instruments under GAAP		$50		$(15)

Notes to Financial Statements September 30, 2025

3. Derivative Transactions (continued)

RiverPark Long/Short Opportunity Fund

	Derivative Assets		Derivatives Liabilities
	Statement of Assets and Liability Location	Fair Value (000)	Statement of Assets and Liability Location	Fair Value (000)
Derivatives not accounted for as hedging instruments under GAAP:
Total Return Swap (Equity Risk)	Unrealized appreciation on swap contracts	$128	Unrealized depreciation on swap contracts	$(795)
Total Derivatives not accounted for as hedging instruments under GAAP		$128		$(795)

The effect of derivative instruments on the Statements of Operations for the year ended September 30, 2025, was as follows:

The amount of realized gain (loss) on derivatives recognized in income (000):

RiverPark Short- Term High Yield	Forward Currency Contracts	Purchased Options	Written Options	Swaps	Totals
Forward foreign currency contracts (Currency Risk)	$658	$—	$—	$—	$658
Total	$658	$—	$—	$—	$658

RiverPark Long/Short Opportunity Fund	Forward Currency Contracts	Purchased Options	Written Options	Swaps	Totals
Total return swap contracts (Equity Risk)	$—	$—	$—	$(645)	$(645)
Total	$—	$—	$—	$(645)	$(645)

Notes to Financial Statements September 30, 2025

3. Derivative Transactions (continued)

The amount of unrealized appreciation (depreciation) on derivatives recognized in income (000):

RiverPark Short- Term High Yield	Forward Currency Contracts	Purchased Options	Written Options	Swaps	Totals
Forward foreign currency contracts (Currency Risk)	$155	$—	$—	$—	$155
Total	$155	$—	$—	$—	$155

RiverPark Long/Short Opportunity Fund	Forward Currency Contracts	Purchased Options	Written Options	Swaps	Totals
Total return swap contracts (Equity Risk)	$—	$—	$—	$266	$266
Total	$—	$—	$—	$266	$266

4. Agreements

Investment Advisory Agreement — RiverPark Advisors, LLC (“RiverPark”) serves as the Funds’ investment adviser (the “Adviser”). The Adviser has contractually agreed to waive its fees and to absorb expenses of each Fund through January 31, 2026 to the extent necessary to ensure that ordinary operating expenses of each class (excluding interest, brokerage commissions, dividends on short sales and interest expense on securities sold short, not yet purchased, acquired fund fees and expenses and extraordinary expenses) do not exceed, on an annual basis, certain levels as set forth below.

The table below shows the rate of each Funds’ investment advisory fee and the Adviser’s contractual expense limitation for each Fund:

Fund	Advisory Fee Before Contractual Fee Reduction	Expense Limitation (Institutional Class)	Expense Limitation (Retail Class)	Expense Limitation (Class C)*
RiverPark Large Growth Fund	0.65%	1.00%	1.25%	2.00%
Wedgewood Fund	0.65%	1.00%	1.25%	2.00%
RiverPark Short Term High Yield Fund	0.65%	1.00%	1.25%	N/A
RiverPark Long/Short Opportunity Fund	1.50%	1.85%	2.00%	2.85%
RiverPark Floating Rate CMBS Fund	0.65%	0.85%	1.25%	N/A
RiverPark/Next Century Growth Fund	0.80%	1.15%	1.40%	N/A
RiverPark/Next Century Large Growth Fund	0.65%	1.00%	1.25%	N/A

*	Class C Shares are not currently being offered for sale to investors.

The Funds have each agreed to repay the Adviser in the amount of any fees waived and Fund expenses absorbed, subject to the limitations that: (1) the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement; and (2) the reimbursement will not be made if it would cause the annual expense limitation

Notes to Financial Statements September 30, 2025

4. Agreements (continued)

in effect at the time of the waiver or at the time of the reimbursement to be exceeded. This arrangement will remain in effect unless and until the Board approves its modification or termination. The Adviser can recapture any fees it has waived within a three-year period subject to the applicable annual rates in the above table.

For the year ended September 30, 2025, the Adviser fee waiver analysis is as follows*:

	Unexpired Fee Waivers at September 30, 2024	Fees Waived and Expenses Reimbursed for the Year Ended September 30, 2025	Fees Recaptured for the Year Ended September 30, 2025	Fee Waivers Expired for the Year Ended September 30, 2025	Unexpired Fee Waivers at September 30, 2025
RiverPark Large Growth Fund	$21,735	$10,319	$—	$—	$32,054
Wedgewood Fund	54,606	25,303	—	(5,315)	74,594
RiverPark Long/Short Opportunity Fund	74,958	31,876	—	(14,766)	92,068
RiverPark Floating Rate CMBS Fund	158,378	68,945	—	(41,933)	185,389
RiverPark/Next Century Growth Fund	104,406	53,579	—	—	157,985
RiverPark/Next Century Large Growth Fund	53,771	49,804	—	—	103,575

*	Value in dollars, not in thousands.

As of September 30, 2025, the amounts of waivers/reimbursements subject to recapture are as follows*:

	Expiring 2026	Expiring 2027	Expiring 2028	Total
RiverPark Large Growth Fund	$10,399	$11,336	$10,319	$32,054
Wedgewood Fund	25,727	23,564	25,303	74,594
RiverPark Long/Short Opportunity Fund	30,368	29,824	31,876	92,067
RiverPark Floating Rate CMBS Fund	52,604	63,841	68,945	185,389
RiverPark/Next Century Growth Fund	26,975	77,431	53,579	157,985
RiverPark/Next Century Large Growth Fund	—	53,771	49,804	103,575

*	Value in dollars, not in thousands.

RiverPark provides day-to-day portfolio management services to the RiverPark Large Growth Fund, RiverPark Long/Short Opportunity Fund and the RiverPark Floating Rate CMBS Fund. The Adviser has discretion to purchase and sell securities in accordance with these Funds’ objectives, policies, and restrictions.

RiverPark oversees the day-to-day portfolio management services provided by the following sub-advisers:

Fund	Investment Sub-Adviser
Wedgewood Fund	Wedgewood Partners, Inc.
RiverPark Short Term High Yield Fund	CrossingBridge Advisors, LLC
RiverPark/Next Century Growth Fund	Next Century Growth Investors, LLC
RiverPark/Next Century Large Growth Fund	Next Century Growth Investors, LLC

Notes to Financial Statements September 30, 2025

4. Agreements (continued)

The discretion to purchase and sell securities in accordance with these Funds’ objectives, policies, and restrictions has been delegated by the Adviser to Wedgewood Partners, Inc., CrossingBridge Advisors, LLC and Next Century Growth Investors, LLC with regard to each respective Fund to which such parties serve as sub-adviser. The Adviser pays the sub-advisers a monthly fee based upon the net assets managed by such sub-adviser from the management fee paid to the Adviser pursuant to the Investment Advisory Agreement. The Funds are not responsible for the payment of the sub-advisory fees.

RiverPark (and its affiliated advisers) and Wedgewood may be considered to be affiliates as RiverPark shareholders own approximately 6% of Wedgewood Partners. For its services as sub-adviser to the Wedgewood Fund, Wedgewood is entitled to a fee to be paid from RiverPark’s adviser fee. Such fee is calculated daily and paid monthly at an annual rate of 0.325% of Wedgewood Fund’s average net assets including 50% of any Fund waiver/reimbursements as well as 50% of any other directly related Fund expenses incurred by the Adviser.

Administrator, Custodian and Transfer Agent — SEI Investments Global Funds Services (the “Administrator”) serves as the Funds’ administrator pursuant to an Administration Agreement under which the Administrator provides administrative and accounting services. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and average daily net assets of the Fund. The Funds in the Trust are charged fees using a tiered fee structure on their total average net assets.

For the year ended September 30, 2025, the Funds incurred the following fees for these services in the table below*:

Fund	Administration Fees
RiverPark Large Growth Fund	$28,068
Wedgewood Fund	18,353
RiverPark Short Term High Yield Fund	452,681
RiverPark Long/Short Opportunity Fund	22,424
RiverPark Floating Rate CMBS Fund	19,670
RiverPark/Next Century Growth Fund	7,480
RiverPark/Next Century Large Growth Fund	1,743

*	Value in dollars, not in thousands.

Brown Brothers Harriman & Co. (the “Custodian”) serves as the Funds’ custodian pursuant to a Custodian Agreement.

SS&C Global Investor & Distribution Solutions, Inc. (the “Transfer Agent”) serves as the Funds’ transfer agent pursuant to an Agency Agreement.

Distribution Agreement — SEI Investments Distribution Co., a wholly-owned subsidiary of SEI Investments Company and an affiliate of the Administrator (the “Distributor”) serves as the Funds’ distributor pursuant to a Distribution Agreement.

The Trust has adopted a shareholder services plan under which a shareholder servicing fee may be paid at an annual rate of up to 0.25% of average daily net assets attributable to Retail Class Shares and Institutional Class Shares of the Funds to banks and their affiliates and other institutions, including broker-dealers, as compensation for providing non-distribution related shareholder services. As of September 30, 2025, there were no shareholder servicing fees charged to Institutional Class Shares.

The Trust has adopted an administrative services plan under which each Fund may pay a non-distribution related administrative services fee at an annual rate of up to 0.20% of the average daily net assets of the Retail Class Shares and 0.15% of the average daily net assets of the Institutional Class Shares, to financial institutions, retirement plans, broker-

Notes to Financial Statements September 30, 2025

4. Agreements (continued)

dealers, depository institutions, institutional shareholders of record, registered investment advisers and other financial intermediaries and various brokerage firms or other industry recognized service providers of fund supermarkets or similar programs who provide administrative, recordkeeping and support servicing to their customers.

For the Retail Class Shares, at no time will the shareholder servicing fees and the administrative servicing fees in the aggregate exceed on an annual basis 0.45% of the average daily net assets until changed by the Board of Trustees.

For the Institutional Class Shares, at no time will the shareholder servicing fees and the administrative servicing fees in the aggregate exceed on an annual basis 0.40% of the average daily net assets until changed by the Board of Trustees.

Other — Certain officers and Trustees of the Trust are also officers of the Adviser and the Administrator. Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer (“CCO”) and any staff are paid for by the Funds as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers as required by SEC regulations.

5. Investment Transactions

The cost of security purchases and proceeds from security sales and maturities, other than short-term investments, short sales, purchases to cover, written and purchased options, and short-term securities for the year ended September 30, 2025, were as follows:

Fund	Purchases (000)	Proceeds from Sales and Maturities (000)
RiverPark Large Growth Fund	$8,768	$10,772
Wedgewood Fund	6,818	9,882
RiverPark Short Term High Yield Fund	1,318,292	778,581
RiverPark Long/Short Opportunity Fund	6,587	12,181
RiverPark Floating Rate CMBS Fund	7,988	9,432
RiverPark/Next Century Growth Fund	11,286	19,314
RiverPark/Next Century Large Growth Fund	2,407	2,143

6. Federal Tax Information

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital or distributable earnings, as appropriate, in the period that the differences arise.

Notes to Financial Statements September 30, 2025

6. Federal Tax Information (continued)

Accordingly the following permanent differences are primarily attributable to net operating losses. Adjustments which have been classified to/from the following components of net assets are as follows (000):

Fund	Total Distributable Earnings/(Loss)	Paid-in Capital
RiverPark Large Growth Fund	$182	$(182)
RiverPark Long/Short Opportunity Fund	322	(322)
RiverPark/Next Century Large Growth Fund	4	(4)

The tax character of dividends and distributions declared during the last two years ended September 30, 2025 and 2024 was as follows (000):

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
RiverPark Large Growth Fund
2025	$—	$3,168	$—	$3,168
2024	—	—	—	—
Wedgewood Fund
2025	—	4,496	—	4,496
2024	—	622	—	622
RiverPark Short Term High Yield Fund
2025	36,844	—	—	36,844
2024	44,595	—	—	44,595
RiverPark Long/Short Opportunity Fund
2025	—	—	—	—
2024	—	—	—	—
RiverPark Floating Rate CMBS Fund
2025	1,851	—	—	1,851
2024	2,391	—	—	2,391
RiverPark/Next Century Growth Fund
2025	43	—	—	43
2024	—	—	—	—
RiverPark/Next Century Large Growth Fund
2025	—	—	—	—
2024	—	—	—	—

Notes to Financial Statements September 30, 2025

6. Federal Tax Information (continued)

As of September 30, 2025, the components of distributable earnings/(accumulated losses) on a tax basis were as follows (000):

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforward	Post-October Losses	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Late Year Loss Deferral	Total Distributable Earnings (Accumulated Losses)
RiverPark Large Growth Fund	$—	$3,635	$—	$—	$25,598	$3	$(113)	$29,123
Wedgewood Fund	38	3,106	—	—	13,618	(2)	—	16,760
RiverPark Short Term High Yield Fund	721	—	(27,333)	—	(3,374)	(29)	—	(30,015)
RiverPark Long/Short Opportunity Fund	—	—	(65,918)	—	16,322	(82)	(168)	(49,846)
RiverPark Floating Rate CMBS Fund	48	—	(27,164)	—	76	(47)	—	(27,087)
RiverPark/Next Century Growth Fund	—	—	(193)	—	1,936	2	(104)	1,641
RiverPark/Next Century Large Growth Fund	—	188	—	—	828	—	(13)	1,003

Post-October losses represent losses realized on investment transactions from November 1, 2024 through September 30, 2025, that, in accordance with Federal income tax regulations, the Funds elect to defer and treat as having arisen in the following fiscal year.

Late-year losses represent ordinary losses realized on investment transactions from January 1, 2025 through September 30, 2025 and specified losses realized on investment transactions from November 1, 2024 through September 30, 2025 that, in accordance with Federal income tax regulations, the Funds elect to defer and treat as having arisen in the following fiscal year.

Funds are permitted to carry forward capital losses indefinitely and such losses will retain their character as either short-term or long-term. As of September 30, 2025, the Funds had capital loss carryforwards as follows (000):

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total ($ Thousands)
RiverPark Short Term High Yield Fund	$11,985	$15,348	$27,333
RiverPark Long/Short Opportunity Fund	59,771	6,147	65,918
RiverPark Floating Rate CMBS Fund	15,640	11,524	27,164
RiverPark/Next Century Growth Fund	193	–	193

During the year ended September 30, 2025, the RiverPark Short Term High Yield Fund, RiverPark Long/Short Opportunity Fund, the RiverPark Floating Rate CMBS Fund and the RiverPark/Next Century Growth Fund utilized capital loss carryforwards to offset capital gains in the amount of $175,296, $2,733,450, $11,753 and $811,019 respectively.

For federal income tax purposes, the cost of investments owned at September 30, 2025 and the net realized gains or losses on securities sold for the period could be different from amounts reported for financial reporting purposes, due to partnership basis adjustments and book versus tax adjustment such as wash sales which cannot be used for federal

Notes to Financial Statements September 30, 2025

income tax purposes in the current year and have been deferred for use in future years. The federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, foreign currency and derivatives held by the Funds were as follows (000):

Fund	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
RiverPark Large Growth Fund	$23,826	$26,978	$(1,380)	$25,598
Wedgewood Fund	15,336	14,311	(693)	13,618
RiverPark Short Term High Yield Fund	728,234	1,200	(4,574)	(3,374)
RiverPark Long/Short Opportunity Fund	17,388	17,934	(1,612)	16,322
RiverPark Floating Rate CMBS Fund	31,022	81	(5)	76
RiverPark/Next Century Growth Fund	6,201	2,335	(399)	1,936
RiverPark/Next Century Large Growth Fund	2,554	882	(54)	828

7. Risks

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

The RiverPark Short Term High Yield Fund invests in fixed-income instruments that are or are rated below investment grade by Moody’s Investors Service, Inc. and Standard & Poor’s Corporation and accordingly involve greater risk. Such securities are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk to adverse conditions. These securities offer higher returns than bonds with higher ratings as compensation for holding an obligation of an issuer perceived to be less creditworthy. Changes in economic conditions or developments regarding issuers of non-investment grade debt securities are more likely to cause price volatility and weaken the capacity of such issuers to make principal and interest payments than is the case for higher grade debt securities. In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities.

High-yield securities are generally not exchange-traded and, as a result, these instruments trade in a smaller secondary market than exchange-traded bonds. In addition, the Funds invest in bonds of issuers that do not have publicly traded equity securities, making it more difficult to hedge the risks associated with such investments.

The RiverPark Short Term High Yield Fund may invest in securities of companies that are experiencing significant financial or business difficulties, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Although such investments may result in significant returns to the Funds, they involve a substantial degree of risk.

The RiverPark Long/Short Opportunity Fund is exposed to the risks of using leverage and short sales. The RiverPark Long/Short Opportunity Fund may use leverage. Leverage is the practice of borrowing money to purchase securities. These investment practices involve special risks. Leverage can increase the investment returns of the RiverPark Long/Short Opportunity Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing. However, if the securities decrease in value, the RiverPark Long/Short Opportunity Fund will suffer a greater loss than would have resulted without the use of leverage. A short sale is the sale by the RiverPark Long/Short Opportunity Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the RiverPark Long/Short Opportunity Fund will recognize a loss. The risk on a standalone or unhedged short sale is unlimited because the RiverPark Long/Short Opportunity Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales

Notes to Financial Statements September 30, 2025

7. Risks (continued)

may be subject to greater risks than investments in long positions. With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security.

The RiverPark Long/Short Opportunity Fund and RiverPark/Next Century Growth Fund are able to invest in options which expose investors to the risks inherent in trading options. These risks include, but are not limited to, volatile movements in the price of the underlying instrument and misjudgments as to the future prices of the options and/or the underlying instrument. Increased option volatility can increase both the profit potential and the risk associated with a fund’s trading. While volatility can be monitored and reacted to, there is no cost-effective means of hedging against market volatility.

Selling options creates additional risks. The seller of a “naked” call option (or the seller of a put option who has a short position in the underlying instrument) is subject to the risk of a rise in the price in the underlying instrument above the strike price, which risk is reduced only by the premium received for selling the option. In exchange for the proceeds received from selling the call option (in lieu of an outright short position), the option seller gives up (or will not participate in) all of the potential gain resulting from a decrease in the price of the underlying instrument below the strike price prior to expiration of the option.

The seller of a “naked” put option (or the seller of a call option who has a long position in the underlying instrument) is subject to the risk of a decline in price of the underlying instrument below the strike price, which risk is reduced only by the proceeds received from selling the option. In exchange for the premium received for selling the put option (in lieu of an outright long position), the option seller gives up (or will not participate in) all of the potential gain resulting from an increase in the price of the underlying instrument above the strike price prior to the expiration of the option. Due to the inherent leveraged nature of options, a relatively small adverse move in the price of the underlying instrument may result in immediate and substantial losses to a Fund.

The RiverPark Long/Short Opportunity Fund invests in swaps. The use of swaps is a highly specialized activity that involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. These transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Fund’s direct investments in the reference assets and short sales. Transactions in swaps can involve greater risks than if the RiverPark Long/Short Opportunity Fund had invested directly in the reference asset because, in addition to general market risks, swaps are also subject to liquidity risk, counterparty risk, credit risk and valuation risk. Because they are two-party contracts and because they may have terms of greater than seven days, swap transactions may be considered to be illiquid. Swaps may also be subject to pricing or “basis” risk, which exists when a particular swap becomes extraordinarily expensive relative to historical prices or the price of corresponding cash market instruments. Under certain market conditions it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. As a registered investment company, the Fund must “set aside” liquid assets (often referred to as “asset segregation”), or engage in other approved measures to “cover” open positions with respect to certain kinds of derivatives instruments. The Fund reserves the right to modify its asset segregation policies in the future to comply with any changes in the SEC’s positions regarding asset segregation.

The RiverPark Long/Short Opportunity Fund is exposed to counterparty credit risk through its investment in swap contracts. The RiverPark Long/Short Opportunity Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of default or bankruptcy of the counterparty, or if the counterparty fails to honor its obligations. The RiverPark Long/Short Opportunity Fund has entered into swap agreements with a single counterparty (Goldman Sachs International), focusing its exposure to the counterparty credit risk of that single counterparty. Furthermore, the swap counterparty’s obligation to the RiverPark Long/Short Opportunity Fund likely will not be collateralized. The RiverPark Long/Short Opportunity Fund typically resets swap agreements on a rolling 13-month basis.

Notes to Financial Statements September 30, 2025

7. Risks (continued)

The RiverPark Short Term High Yield Fund may invest in bank loan obligations. The secondary market for loans is a private, unregulated inter-dealer or inter-bank resale market. Purchases and sales of loans are generally subject to contractual restrictions that must be satisfied before a loan can be bought or sold. These restrictions may impede the Fund’s ability to buy or sell loans and may negatively impact the transaction price. It may take longer than seven days for transactions in loans to settle.

The Fund may hold cash, sell investments or temporarily borrow from banks or other lenders to meet short-term liquidity needs due to the extended loan settlement process, such as to satisfy redemption requests from Fund shareholders.

The Wedgewood Fund, the RiverPark Floating Rate CMBS Fund and the RiverPark/Next Century Large Growth Fund are non-diversified, which means that they may hold larger positions in a smaller number of individual securities than if they were diversified. This means that increases or decreases in the value of any of the individual securities owned by the Funds may have a greater impact on the Fund’s net asset value and total return than a diversified fund which would likely hold more securities. Therefore, the Fund’s value may fluctuate more, and it could incur greater losses as a result of decreases in the value of any one of its holdings, than if it had invested in a larger number of stocks.

The Information Technology sector is an important sector for growth-oriented strategies and thus may represent a large percentage of the investments of RiverPark Large Growth, RiverPark Long/Short, Wedgewood, RiverPark/Next Century Growth Fund and RiverPark/Next Century Large Growth Fund. The sector includes a number of important industries such as software & services, hardware & equipment, and semiconductors. Investments in Information Technology are potentially riskier than investments in more mature industries because the nature of technology is that it is rapidly changing. Therefore, products or services that may initially look promising may subsequently fail or become obsolete and barriers to entry are difficult to determine. Additionally, valuations are often higher, and price movements may be more volatile.

The RiverPark Floating Rate CMBS Fund invests in commercial real estate debt securities (“CRE Debt”). CRE Debt securities are not backed by the full faith and credit of the U.S. government and are subject to risk of default on the underlying mortgages. CRE Debt may react differently to changes in interest rates than other bonds and the prices of CRE Debt may reflect adverse economic and market conditions. Small movements in interest rates may significantly reduce the value of CRE Debt.

The CRE Debt securities in which the Fund is expected to invest are subject to the risks of the underlying mortgage loans. Commercial mortgage loans are secured by commercial property and are subject to risks of delinquency and foreclosure, and risks of loss. The ability of a borrower to repay a loan secured by an income-producing property typically is dependent primarily upon the successful operation of such property rather than upon the existence of independent income or assets of the borrower. If the net operating income of the property is reduced, the borrower’s ability to repay the loan may be impaired. Net operating income of an income-producing property can be affected by, among other things, tenant mix, success of tenant businesses, property management decisions, property location and condition, competition from comparable types of properties, changes in laws that increase operating expense or limit rents that may be charged, any need to address environmental contamination at the property, the occurrence of any uninsured casualty at the property, changes in national, regional or local economic conditions and/or specific industry segments, declines in regional or local real estate values, declines in regional or local rental or occupancy rates, increases in interest rates, real estate tax rates and other operating expenses, changes in governmental rules, regulations and fiscal policies, including environmental legislation, acts of God, terrorism, social unrest and civil disturbances.

Difficult conditions in the markets for CRE Debt securities and mortgage-related assets as well as the broader financial markets have in the past resulted in a temporary but significant contraction in liquidity for CRE Debt securities. Liquidity relates to the ability of the Fund to sell its investments in a timely manner at a price approximately equal to its value on the Fund’s books. To the extent that the market for CRE Debt securities suffers such a contraction, securities that were considered liquid at the time of investment could become temporarily illiquid, and the Advisor may experience delays or difficulty in selling assets at the prices at which the Fund carries such assets, which may result in a loss to the Fund. There is no way to predict reliably when such market conditions could re-occur or how long such conditions could persist.

Notes to Financial Statements September 30, 2025

7. Risks (continued)

CMBS may involve the risks of delinquent payments of interest and principal, early prepayments and potentially unrecoverable principal loss from the sale of foreclosed property. Subordinated classes of CMBS are generally entitled to receive repayment of principal only after all required principal payments have been made to more senior classes and also have subordinated rights as to receipt of interest distributions. Such subordinated classes are subject to a greater risk of non-payment than are senior classes.

Geopolitical and Health Crisis Risks. Geopolitical events and health crises, including pandemics, war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. The increasing interconnectedness of markets around the world may result in many markets being affected by such events even if they occur in a single country or region. Such events may have significant adverse direct or indirect effects on the Funds and their investments. A health crisis may also exacerbate other pre-existing risks.

The RiverPark Short Term High Yield Fund may invest in securities that are purchased in private investment in public equity (“PIPE”) transactions. Securities acquired by the Fund in such transactions are subject to resale restrictions under securities laws. While issuers in PIPE transactions typically agree that they will register the securities for resale by the Fund after the transaction closes (thereby removing resale restrictions), there is no guarantee that the securities will in fact be registered. In addition, a PIPE issuer may require the Fund to agree to other resale restrictions as a condition to the sale of such securities. Thus, the Fund’s ability to resell securities acquired in PIPE transactions may be limited, and even though a public market may exist for such securities, the securities held by the Fund may be deemed illiquid.

The RiverPark Short Term High Yield Fund may invest in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market fund securities and cash; if an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the entity’s shareholders. Because SPACs and similar entities are in essence blank check companies without an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

A more complete description of risks is included in each Fund’s prospectus and statement of additional information.

8. Owners of Beneficial Interest

As of September 30, 2025, the Funds had the following concentrations of shareholders holding 10% or more of the outstanding shares of the Funds. These concentrations include omnibus shareholder accounts comprised of one or many individual shareholders. As of September 30, 2025, the RiverPark/Next Century Large Growth Fund had three shareholders that beneficially owned 80% of the outstanding shares of the Institutional share class and one shareholder who owned 100% of the retail share class. These shareholders are also affiliated with the Adviser and sub-adviser of the Fund. As of the same date, the RiverPark Floating Rate CMBS Fund had one shareholder that owned 31% of the outstanding shares of the Institutional share class.

Notes to Financial Statements September 30, 2025

8. Owners of Beneficial Interest (continued)

Fund
RiverPark Large Growth Fund
Institutional Class Shares	87%
Retail Class Shares	80%
Wedgewood Fund
Institutional Class Shares	69%
Retail Class Shares	55%
RiverPark Short Term High Yield Fund
Institutional Class Shares	75%
Retail Class Shares	92%
RiverPark Long/Short Opportunity Fund
Institutional Class Shares	86%
Retail Class Shares	85%
RiverPark Floating Rate CMBS Fund
Institutional Class Shares	57%
Retail Class Shares	93%
RiverPark/Next Century Growth Fund
Institutional Class Shares	67%
Retail Class Shares	93%
RiverPark/Next Century Large Growth Fund
Institutional Class Shares	92%
Retail Class Shares	100%

9. Recent Accounting Pronouncement

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund’s adviser acts as each Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund’s portfolio managers as a team. The financial information in the form of each Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

10. Subsequent Events

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
RiverPark Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of RiverPark Funds Trust (the “Trust”), comprising the funds listed below (the “Funds”) as of September 30, 2025, the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
RiverPark Large Growth Fund, Wedgewood Fund, RiverPark Short Term High Yield Fund, RiverPark Long/Short Opportunity Fund, and RiverPark Floating Rate CMBS Fund	For the year ended September 30, 2025	For the years ended September 30, 2025 and 2024	For the years ended September 30, 2025, 2024, 2023, 2022, and 2021
RiverPark/Next Century Growth Fund	For the year ended September 30, 2025	For the years ended September 30, 2025 and 2024	For the years ended September 30, 2025, 2024 and for the period from June 30, 2023 (commencement of operations) through September 30, 2023
RiverPark/Next Century Large Growth Fund	For the year ended September 30, 2025	For the year ended September 30, 2025 and for the period from December 29, 2023 (commencement of operations) through September 30, 2024

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian, agent banks, and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Report of Independent Registered Public Accounting Firm

We have served as the Funds’ auditor since 2010.

COHEN & COMPANY, LTD.
Cleveland, Ohio
November 25, 2025

Supplemental Information (Unaudited)

Supplemental Disclosure: The following represents a reconciliation of accounting principles generally accepted in the United States of America (“GAAP”) to non-GAAP exposure for underlying investments that are held by the Fund through investments in common stock and total return swap transactions as of September 30, 2025. The total non-GAAP exposure is calculated by using the common stock plus the notional swap values divided by the net asset value of the Fund as of September 30, 2025.

RiverPark Long/Short Opportunity Fund
Reconciliation of GAAP to Non-GAAP Long/Short Exposure
September 30, 2025*

	GAAP Exposure	Non-GAAP Exposure
Common Stock
Total Common Stock	93.2%	93.2%

	GAAP Exposure	Non-GAAP Exposure
Securities Sold Short, Not Yet Purchased:
Common Stock	—	—
Total Return Swap	-1.81%	-22.3%

Total, Securities Sold Short, Not Yet Purchased	-1.81%	-22.3%

*	See pages 6-8 of the Schedule of Investments, which presents a complete listing of the securities held by the Fund as of September 30, 2025.

Notice to Shareholders (Unaudited)

For shareholders that do not have a September 30, 2025 tax year end, this notice is for informational purposes only. For shareholders with a September 30, 2025 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended September 30, 2025, the Funds are designating the following items with regard to distributions paid during the year:

	Return of Capital	Long Term Capital Gains Distributions	Ordinary Income Distributions	Total Distributions	Qualifying Dividends(1)
RiverPark Large Growth Fund	0.00%	100.00%	0.00%	100.00%	0.00%
Wedgewood Fund	0.00%	100.00%	0.00%	100.00%	0.00%
RiverPark Short Term High Yield Fund	0.00%	0.00%	100.00%	100.00%	2.15%
RiverPark Long/Short Opportunity Fund	0.00%	0.00%	0.00%	0.00%	0.00%
RiverPark Floating Rate CMBS Fund	0.00%	0.00%	100.00%	100.00%	0.00%
RiverPark/Next Century Growth Fund	0.00%	0.00%	100.00%	100.00%	0.21%
RiverPark/Next Century Large Growth Fund	0.00%	0.00%	0.00%	0.00%	0.00%

	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Qualified Interest Income(4)	Qualified Short-Term Capital Gain(5)
RiverPark Large Growth Fund	0.00%	0.00%	0.00%	0.00%
Wedgewood Fund	0.00%	0.00%	0.00%	0.00%
RiverPark Short Term High Yield Fund	2.15%	0.00%	93.12%	0.00%
RiverPark Long/Short Opportunity Fund	0.00%	0.00%	0.00%	0.00%
RiverPark Floating Rate CMBS Fund	0.00%	0.00%	100.00%	0.00%
RiverPark/Next Century Growth Fund	0.21%	0.00%	0.01%	0.00%
RiverPark/Next Century Large Growth Fund	0.00%	0.00%	0.00%	0.00%

(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)

The percentage in this column represents the amount of “Qualified Interest Income” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(5)

The percentage in this column represents the amount of “Qualified Short-Term Capital Gain” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

Other Information (Form N-CSR Items 8-11) (Unaudited) September 30, 2025

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Investment Sub-Advisory Agreements.

Approval of Continuance of Investment Advisory and Sub-Advisory Agreements for each of the RiverPark Large Growth Fund, Wedgewood Fund, RiverPark Short Term High Yield Fund, RiverPark Long/Short Opportunity Fund, RiverPark Floating Rate CMBS Fund, RiverPark Next Century Growth Fund and RiverPark Next Century Large Growth Fund (in this section, each a “Fund” and collectively the “Funds”)

At the May 13, 2025 meeting of the Board of Trustees, Fund Counsel reviewed with the Board of Trustees, a memorandum, a copy of which had previously been provided to the Board, that described certain factors that the Board should consider with respect to the continuation of the advisory and sub-advisory agreements, including: (i) the nature, extent, and quality of services to be provided by the investment adviser and the sub-advisers, as appropriate, (ii) the investment performance of the investment adviser and the sub-advisers, as appropriate, with respect to each Fund, (iii) the fees and expenses under the investment advisory and sub-advisory agreements, (iv) the economies of scale expected to be achieved, and (v) the investment adviser’s profitability. Fund Counsel emphasized that the Trustees should also consider any additional factors they deem relevant and should use their own business judgment in determining the material factors to consider in evaluating the investment advisory agreements and the weight to be given to each factor. Fund Counsel also noted that each Trustee may weigh the various factors differently in reaching his conclusions with respect to the investment advisory and sub-advisory agreements. Fund Counsel stated that to assist the Trustees in making a determination, comparative data (particularly as to fees and expenses and performance) for other mutual funds and peer groups was provided to the Trustees by the Adviser as part of the Board materials.

Executive Session of Independent Trustees

The Independent Trustees then met with Fund Counsel in executive session and considered, among other things, the Adviser’s and each sub-adviser’s responses to the 15(c) questionnaires provided to them by Fund Counsel.

The Amended and Restated Investment Advisory Agreement Dated February 14, 2012 Between RiverPark Advisors, LLC and RiverPark Funds Trust

Nature, Extent and Quality of Service. The Trustees noted that the Adviser provided trading, accounting, compliance, and marketing services to each of the Funds. They noted that the Adviser also provided portfolio management services to the Large Growth Fund, the Long/Short Opportunity Fund and the Floating Rate CMBS Fund. The Trustees reviewed the background information on the key personnel responsible for advising the Funds, noting that the Adviser’s team has worked together for 20-25 years and has extensive experience and expertise in managing mutual funds and the operations of mutual funds. The Trustees indicated that they were satisfied with the experience of the Adviser’s employees in managing each of the Funds and executing the Funds’ investment strategies. The Trustees reviewed the attention paid to risk management by the Adviser and sub-advisers relating to the investment strategies of the Funds and the steps used

Other Information (Form N-CSR Items 8-11) (Unaudited) (Continued)September 30, 2025

to mitigate the risks, including thoroughly researching investments and diversifying each portfolio over many holdings, with specific position limits in place for each Fund. The Trustees noted their comfort with the various steps taken by the Adviser when supervising each sub-advisory relationship. These steps include obtaining an annual (or more frequent) certification from each sub-adviser regarding material compliance matters, description of the sub-adviser’s written annual compliance review, material changes in each sub-adviser’s investment management process, material changes to how brokers are selected, and average commission rate, as well as other additional information. The Trustees concluded that the Adviser would continue to provide a high-caliber quality of service to each Fund for the benefit of each Fund’s shareholders.

Performance. The Trustees reviewed the performance of each Fund relative to its peer group, Morningstar category, and benchmark. With respect to the Funds for which the Adviser provided portfolio management services, the Trustees noted that for the year ended March 31, 2025: (i) the Large Growth Fund (Institutional Class) returned 4.15%, as compared to its benchmarks, Russell 1000 Growth Total Return Index and S&P 500 Total Return Index, which returned 7.76% and 8.25%, respectively, in the same period; (ii) the Long/Short Opportunity Fund (Institutional Class) returned 2.36%, as compared to its benchmarks, Morningstar Long/Short Equity Category and S&P 500 Total Return Index, which returned 3.90% and 8.25%, respectively, in the same period; and (iii) the Floating Rate CMBS Fund (Institutional Class) returned 7.48%, as compared to its benchmarks Bloomberg Barclays U.S. Investment-Grade CMBS Index and Bloomberg Barclays U.S. Aggregate Bond Index, which returned 6.59% and 4.88%, respectively, in the same period. The contributions of each of the three sub-advisers to the overall performance was also discussed with respect to the specific Funds that each such sub-adviser managed, and the Trustees noted that for the year ended March 31, 2025: (i) the Wedgewood Fund (Institutional Class) returned 8.95%, as compared to its benchmarks, Russell 1000 Growth Total Return Index and S&P 500 Total Return Index, which returned 7.76% and 8.25%, respectively, in the same period; (ii) the Short Term High Yield Fund (Institutional Class) returned 5.24%, as compared to its benchmarks, ICE BofA Merrill Lynch 1-3 Year U.S. Corporate Bond Index, ICE BofA Merrill Lynch 1 Year U.S. Treasuries Index and ICE BofA Merrill Lynch 0-3 Year U.S. High Yield Index Excluding Financials, which returned 6.23%, 4.98% and 9.01%, respectively, in the same period; (iii) the Next Century Growth Fund (Institutional Class) returned -6.45%, as compared to its benchmark, Russell 2000 Growth Total Return Index, which returned -4.86% in the same period; and (iv) the Next Century Large Growth Fund (Institutional Class) returned -2.37%, as compared to its benchmark, Russell 1000 Growth Total Return Index, which returned 7.76% in the same period. After further discussion, the Trustees concluded that each Fund’s overall performance was satisfactory any underperformance was being monitored and/or addressed.

Fees and Expenses. The Trustees expressed that they had reviewed the advisory fee paid by each Fund and the comparative data provided by the Adviser for each Fund. They agreed that the advisory fee structure was fair and competitive in comparison to other comparable mutual funds as well as other accounts managed by the Adviser. The Trustees also took into account that the Adviser had agreed to reimburse expenses to limit net annual operating expenses (exclusive of any, interest, brokerage commissions, dividends on short sales and interest expense on securities sold short, acquired fund fees and expenses or extraordinary expenses) to varying amounts of average net assets depending on the Fund and share class. After discussion, the Trustees concluded that the advisory fee charged by each Fund was not unreasonable and was within the range of fees charged by other comparable funds.

Economies of Scale. The Trustees considered whether each Fund and the Adviser had reached an asset level that suggested a sharing of certain economies. After discussion, the Trustees agreed that no revision to the existing fee structure was necessary at this time.

Profitability. The Trustees reviewed the Adviser’s financial statements. The Trustees noted that the Adviser had a small loss for the year ended December 31, 2024. The Trustees considered that the Adviser had sufficient equity and available assets so that a small loss in operations would not impact the Adviser’s ability and resources to continue to provide services to the Funds under the advisory agreement. After a discussion, the Trustees concluded that the Adviser’s profitability, if any, on a Fund by Fund basis was not excessive with respect to each Fund.

Conclusion. Having requested and received such information from the Adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by Counsel, the Trustees concluded that the fee structure was reasonable and that renewal of the advisory agreement was in the best interests of the shareholders of each Fund. In considering the advisory agreement renewal, the Trustees considered a variety of factors, including

Other Information (Form N-CSR Items 8-11) (Unaudited) (Continued)September 30, 2025

those discussed above, and also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). The Trustees did not identify any one factor as determinative, and each Independent Trustee may have weighed each factor differently. The Trustees’ conclusions may be based in part on its consideration of the advisory arrangement in prior years and on the Board’s ongoing regular review of each Fund’s performance and operations throughout the year.

The Sub-Advisory Agreement Dated September 20, 2010 by and among RiverPark Advisors, LLC, CrossingBridge Advisors, LLC (“CrossingBridge”) and RiverPark Funds Trust, on behalf of the RiverPark Short Term High Yield Fund

Nature, Extent, and Quality of Service. The Trustees noted that CrossingBridge provided portfolio management and trading services to the Short Term High Yield Fund. The Trustees recognized that CrossingBridge’s investment approach was bottom up and credit specific. They noted that CrossingBridge made buy and sell decisions, credit selection, credit review and analysis, and portfolio construction as part of the services it rendered. The Trustees reviewed the background information on the key investment personnel who are responsible for servicing the Short Term High Yield Fund and were comfortable with their credentials. The Trustees discussed CrossingBridge’s investment approach as a sub-adviser to the Short Term High Yield Fund. The Trustees noted that for the Short Term High Yield Fund, CrossingBridge focused on principal preservation with income for an effective short-term holding period of three years or less. The Trustees discussed that they were comfortable with the strategies of the Fund and concluded that CrossingBridge would continue to deliver high quality service to the Fund and the Adviser for the benefit of the Fund’s shareholders.

Performance. The Trustees reviewed the performance of the Short Term High Yield Fund relative to its peer group, Morningstar category and benchmark. The Trustees noted that for the year ended March 31, 2025, the Short Term High Yield Fund (Institutional Class) returned 5.24%, as compared to its benchmarks, ICE BofA Merrill Lynch 1-3 Year U.S. Corporate Bond Index, ICE BofA Merrill Lynch 1 Year U.S. Treasuries Index and ICE BofA Merrill Lynch 0-3 Year U.S. High Yield Index Excluding Financials, which returned 6.23%, 4.98% and 9.01%, respectively, in the same period. The Trustees noted that the Fund outperformed one of its three benchmarks and noted the contributions of CrossingBridge to the overall performance of the Fund. After further discussion, the Trustees concluded that the Fund’s performance was consistent with expectations given the investment strategy and was overall reasonable. The Trustees concluded that CrossingBridge should be retained as sub-adviser for the benefit of the Adviser, the Short Term High Yield Fund and its shareholders.

Fees and Expenses. The Trustees discussed the sub-advisory fees paid to CrossingBridge and the sub-advisory services provided by CrossingBridge to the Short Term High Yield Fund. The Trustees noted that such sub-advisory fees were paid by the Adviser and not the Fund. After discussion, the Trustees concluded that the sub-advisory fee was not unreasonable with respect to the Short Term High Yield Fund.

Economies of Scale. The Trustees considered whether the sub-adviser had realized economies of scale with respect to the management of the Fund. The Trustees agreed that this was primarily an adviser-level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense. The Trustees noted that the lack of breakpoints at this time was acceptable.

Profitability. The Trustees reviewed CrossingBridge’s financial statements. The Trustees noted that CrossingBridge was profitable in connection with the sub-advisory services provided to the Short Term High Yield Fund. After a discussion, the Trustees concluded that CrossingBridge’s profitability with respect to the Fund was not excessive.

Conclusion. Having requested and received such information from CrossingBridge as the Trustees believed to be reasonably necessary to evaluate the terms of the sub-advisory agreement, and as assisted by Counsel, the Trustees concluded that the fee structure was reasonable and that renewal of the sub-advisory agreement was in the best interests of the shareholders of the Short Term High Yield Fund. In considering the sub-advisory agreement renewal, the Trustees considered a variety of factors, including those discussed above, and also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). The Trustees did not identify

Other Information (Form N-CSR Items 8-11) (Unaudited) (Continued)September 30, 2025

any one factor as determinative, and each Independent Trustee may have weighed each factor differently. The Trustees’ conclusions may be based in part on its consideration of the sub-advisory arrangement in prior years and on the Board’s ongoing regular review of the Fund’s performance and operations throughout the year.

The Sub-Advisory Agreement Dated September 20, 2010 by and among RiverPark Advisors, LLC, Wedgewood Partners, Inc. (“Wedgewood”) and the RiverPark Funds Trust

Nature, Extent, and Quality of Service. The Trustees noted that Wedgewood provided portfolio management services to the Wedgewood Fund. The Trustees reviewed the background information on the key investment personnel who were responsible for servicing the Fund and were comfortable with their credentials. The Trustees discussed Wedgewood’s investment strategy of a focused portfolio of twenty or so carefully researched and studied, best-in-class growth companies, invested at compelling valuations as well as prudently diversified. The Trustees stated that they recognized that Wedgewood’s philosophy and process produced a portfolio that was routinely overweight relative to performance benchmark weightings. The Trustees discussed that they remained comfortable with the strategies for the Wedgewood Fund and concluded that Wedgewood should continue to deliver high-quality portfolio management services to the Fund for the benefit of the shareholders of the Fund and the Adviser.

Performance. The Trustees considered the investment performance for the Wedgewood Fund, noting that the Wedgewood Fund (Institutional Class) returned 8.95% for the year ended March 31, 2025, as compared to its benchmarks, Russell 1000 Growth Total Return Index and S&P 500 Total Return Index, which returned 7.76% and 8.25%, respectively, in the same period. The Trustees agreed that the sub-adviser was contributing to the overall returns of the Wedgewood Fund and they concluded that the performance was satisfactory.

Fees and Expenses. The Trustees discussed Wedgewood’s sub-advisory fee and noted that it was paid by the Adviser and not the Fund. They noted that the fee was in line with other investment advisory contracts Wedgewood had with its other clients. The Trustees recognized that the fee was also comparable and similar to other funds with similar investment strategies. After discussion, the Trustees concluded that the sub-advisory fee was not unreasonable with respect to the Wedgewood Fund.

Economies of Scale. The Trustees considered whether it was likely that the sub-adviser had realized economies of scale with respect to the management of the Fund. The Trustees agreed that this was primarily an adviser-level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense. The Trustees noted that the lack of breakpoints at this time was acceptable.

Profitability. The Trustees reviewed Wedgewood’s financial statements. The Trustees recognized that in the prior year Wedgewood had a slight loss from its relationship with the Wedgewood Fund, but that this slight loss did not impact Wedgewood’s overall profitability. They also noted that providing the sub-advisory services did not add materially to Wedgewood’s overall expenses or overhead which permitted Wedgewood to maintain its financial viability. After a brief discussion, the Trustees concluded that Wedgewood’s profitability was not excessive.

Conclusion. Having requested and received information from Wedgewood as the Trustees believed to be reasonably necessary to evaluate the terms of the sub-advisory agreement, and as assisted by Counsel, the Trustees concluded that the fee structure was reasonable and that renewal of the sub-advisory agreement was in the best interests of the shareholders of the Wedgewood Fund. In considering the sub-advisory agreement renewal, the Trustees considered a variety of factors, including those discussed above, and also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). The Trustees did not identify any one factor as determinative, and each Independent Trustee may have weighed each factor differently. The Trustees’ conclusions may be based in part on its consideration of the sub-advisory arrangement in prior years and on the Board’s ongoing regular review of the Wedgewood Fund’s performance and operations throughout the year.

Other Information (Form N-CSR Items 8-11) (Unaudited) (Concluded) September 30, 2025

Sub-Advisory Agreement dated June 30, 2023 by and among RiverPark Advisors, LLC, Next Century Growth Investors LLC (“Next Century”) and RiverPark Funds Trust, with respect to RiverPark Next Century Growth Fund and Sub-Advisory Agreement dated December 20, 2023 by and among RiverPark Advisors, LLC, Next Century and RiverPark Funds Trust, with respect to RiverPark Next Century Large Growth Fund

Nature, Extent, and Quality of Service. The Trustees noted that Next Century provided portfolio management services to the RiverPark Next Century Growth Fund (“NC Growth Fund”) and RiverPark Next Century Large Growth Fund (“NC Large Growth Fund” and together with NC Growth Fund, each a “NC Fund” and together the “NC Funds”)). The Trustees reviewed materials provided by Next Century, including a description of Next Century’s trading process; an overview of the personnel that perform services for the NC Funds and their background and experience; a summary of the financial condition of Next Century; Next Century’s compliance policies and procedures, including its business continuity and cybersecurity policies and a code of ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b); information regarding risk management processes and liquidity management; an annual review of the operation of Next Century’s compliance program; and information regarding Next Century’s compliance and regulatory history. The Trustees also considered Next Century’s experience managing accounts in both the small-cap equity space and the large-cap equity space. The Trustees discussed that they were comfortable with the strategies of each NC Fund and concluded that Next Century would deliver high quality service to each NC Fund and the Adviser for the benefit of such NC Fund’s shareholders.

Performance. The Trustees considered the investment performance for each NC Fund, noting that: (i) the Next Century Growth Fund (Institutional Class) returned -6.45% for the year ended March 31, 2025, as compared to its benchmark, Russell 2000 Growth Total Return Index, which returned -4.86% in the same period; and (ii) the Next Century Large Growth Fund (Institutional Class) returned -2.37% for the year ended March 31, 2025, as compared to its benchmark, Russell 1000 Growth Total Return Index, which returned 7.76% in the same period. The Trustees concluded that each NC Fund’s overall performance was satisfactory and any underperformance was being monitored and/or addressed.

Fees and Expenses. The Trustees discussed Next Century’s sub-advisory fee with respect to each NC Fund and noted that it was paid by the Adviser and not the NC Fund. The Trustees recognized that the fee was also comparable and similar to other funds with similar investment strategies. After discussion, the Trustees concluded that the sub-advisory fee with respect to each NC Fund was not unreasonable.

Economies of Scale. The Trustees considered whether it was likely that the Next Century had realized economies of scale with respect to the management of each NC Fund. The Trustees agreed that this was primarily an adviser-level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense. The Trustees noted that the lack of breakpoints at this time was acceptable.

Profitability. The Trustees reviewed Next Century’s financial statements. The Trustees recognized that in the prior year Next Century had losses from its relationship with each NC Fund, but that these losses did not impact Next Century’s overall profitability. After a brief discussion, the Trustees concluded that Next Century’s profitability, if any, from its relationship with each NC Fund was not excessive.

Conclusion. Having requested and received such information from Next Century as the Trustees believed to be reasonably necessary to evaluate the terms of the sub-advisory agreement, and as assisted by Counsel, the Trustees concluded that the fee structure with respect to each NC Fund was reasonable and that the approval of the sub-advisory agreement with respect to each NC Fund was in the best interests of such NC Fund’s shareholders. In considering the approval of the sub-advisory agreement with respect to each NC Fund, the Trustees considered a variety of factors, including those discussed above, and also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). The Trustees did not identify any one factor as determinative, and each Independent Trustee may have weighed each factor differently.

INVESTMENT ADVISER

RiverPark Advisors, LLC

156 West 56th Street, 17th Floor

New York, New York 10019

CUSTODIAN

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, Massachusetts 02110

PRIME BROKER

Goldman Sachs & Co.

200 West Street, 3rd Floor

New York, New York 10282

TRANSFER AGENT

SS&C Global Investor & Distribution Solutions, Inc.

801 Pennsylvania Avenue

Kansas City, Missouri 64105

ADMINISTRATOR

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, Ohio 44115

DISTRIBUTOR

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

FUND COUNSEL

Blank Rome LLP

1271 Avenue of the Americas

New York, New York 10020

This information must be preceded or accompanied by a

current prospectus for the Trust.

RPF-AR-001-1500

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Items 19. Exhibits.

(a)(1) Code of Ethics is attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RiverPark Funds Trust

By (Signature and Title)*	/s/ Morty Schaja
Morty Schaja
Principal Executive Officer

Date: December 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Morty Schaja
Morty Schaja
Principal Executive Officer
Date: December 3, 2025

By (Signature and Title)*	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: December 3, 2025

*	Print the name and title of each signing officer under his or her signature.